UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Municipal Bond Fund
Class A Shares/FSHAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.63%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$446,063,542

Total number of portfolio holdings	353

Portfolio turnover (%)	22%

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670690593_SAR_0925 4875787

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Municipal Bond Fund
Class C Shares/NAAEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$72	1.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$446,063,542

Total number of portfolio holdings	353

Portfolio turnover (%)	22%

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693506_SAR_0925 4875787

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Municipal Bond Fund
Class I Shares/FSHYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$446,063,542

Total number of portfolio holdings	353

Portfolio turnover (%)	22%

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670690486_SAR_0925 4875787

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments September 30, 2025
All-American
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.8%
17,451,000 EXCHANGE-TRADED FUNDS - 0.5% 17,451,000
700,000 (a),(b) Nuveen Municipal Income ETF $ 17,451,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $17,677,750) 17,451,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3774212377 MUNICIPAL BONDS - 101.3% 3774212377
ALABAMA - 3.5%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500% 09/01/45 1,503,920
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 1,660,993
1,790,000 (c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 1,795,368
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,491,475
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,256,783
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 16,002,756
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,747,151
24,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 24,977,726
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,021,399
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,228,042
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,174,353
9,400,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 9,053,031
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 6,294,767
475,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 333,574
15,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 15,823,149
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,992,140
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,316,954
TOTAL ALABAMA 129,673,581
ARIZONA - 2.2%
1,220,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 1,238,400
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,705,503
19,000,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 12,620,666

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250% 11/01/53 $ 1,599,779
2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,677,128
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 8,695,826
9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,693,274
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,041,487
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5 .000 01/01/53 2,344,378
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,763,068
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 7,185,436
3,500,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 3,002,856
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 1,054,889
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 14,372,656
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 7,519,965
TOTAL ARIZONA 81,515,311
ARKANSAS - 0.6%
5,045,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,043,911
7,370,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 7,070,754
5,000,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 4,835,569
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,602,808
TOTAL ARKANSAS 22,553,042
CALIFORNIA - 15.9%
360,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/42 398,413
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 377,761
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 445,691
955,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/45 1,033,740
5,270,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/50 5,615,054
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/40 1,007,296

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000% 10/01/42 $ 2,096,500
2,080,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/43 2,171,932
1,065,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/44 1,107,484
4,900,000 Atascadero Unified School District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .000 08/01/50 5,152,588
10,050,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023D,
(Mandatory Put 11/01/28)
5 .500 05/01/54 10,734,326
21,445,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 23,423,042
22,580,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 24,494,581
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,297,814
10,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 10,985,662
9,275,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 9,825,297
19,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 20,986,637
2,630,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,732,473
25,260,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 16,414,979
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 5,026,619
9,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 10,740,620
1,335,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 1,471,392
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,670,264
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 485,122
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5 .000 08/01/44 2,192,716
6,005,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 5,500,233
2,200,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,149,488
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,032,425
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,191,494
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 996,223
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,187,271

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000% 12/31/38 $ 27,437,082
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,012,535
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,054,480
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,674,950
8,835,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,866,232
14,225,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,239,036
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/37 1,461,128
415,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 374,331
810,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 711,291
10,335,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 9,945,232
3,355,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,128,109
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/49 1,010,616
2,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/59 1,998,785
525,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 511,441
1,000,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/64 954,992
3,195,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 3,448,583
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/45 12,010,201
2,725,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 3,080,069
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/41 4,978,227
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 4,936,938
4,105,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 4,486,176
4,165,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 4,507,870
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 2,698,422
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,020,716
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,757,761
3,800,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 3,415,896

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,460,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000% 12/01/41 $ 1,610,206
2,500,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/42 2,729,358
1,500,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/43 1,626,104
2,800,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/44 3,017,480
3,800,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/45 4,077,149
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5 .000 05/15/44 23,398,846
1,000,000 Manteca Financing Authority, California, Sewer Revenue
Bonds, Series 2009
5 .750 12/01/36 1,004,132
735,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/42 811,996
800,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/43 876,361
800,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/44 870,629
1,200,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/45 1,301,357
400,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/46 431,665
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,399,870
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 3,066,196
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7 .000 11/01/34 5,415,507
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/39 2,507,383
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 5,302,948
21,280,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 22,492,709
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/41 2,860,597
400,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/39 225,292
750,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/40 397,584
1,000,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/43 438,737
1,000,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/44 413,230
1,250,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/45 487,576
3,400,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 1,111,287
3,275,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 955,849

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 15,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350% 08/01/41 $ 18,439,599
2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 2,836,467
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/37 3,637,491
8,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/38 9,161,499
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 640,398
8,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 8,032,923
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 3,020,360
1,200,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/40 1,347,942
3,875,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/42 4,256,906
7,500,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/43 8,181,835
3,000,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/44 3,245,872
3,155,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/45 3,396,033
11,715,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 11,715,370
5,050,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 5,077,419
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5 .000 05/01/48 3,016,153
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/41 5,010,281
4,260,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/40 4,799,372
2,885,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/41 3,216,435
5,920,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/42 6,545,292
9,180,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/43 10,064,134
2,125,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/44 2,312,609
2,620,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/45 2,839,075
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 4,634,602

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,735,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350% 08/01/29 $ 4,803,925
4,245,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 4,246,454
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 1,067,054
3,095,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 3,302,532
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 3,611,762
275,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 282,214
9,075,000 Templeton Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election 2024 Series
2025A
5 .000 08/01/50 9,527,976
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 5,122,554
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,431,836
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,306,049
2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/29 2,641,667
TOTAL CALIFORNIA 591,268,374
COLORADO - 4.5%
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 979,412
2,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 1,976,187
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 499,416
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,060,456
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,307,007
575,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 585,153
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 398,611
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 1,005,597
9,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,738,103
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,888,700
2,450,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 2,593,270
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,067,205

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350% 08/01/43 $ 3,044,375
6,680,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 6,940,830
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 1,400,404
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 22,429,625
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,489,299
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,337,111
3,265,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 3,280,333
1,385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 1,386,077
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,731,620
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 986,421
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 964,350
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,129,478
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 3,007,635
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,067,774
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 18,026
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 345,481
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 16,239
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 19,455
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,416,433
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 1,315,805
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 853,998
2,900,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,897,413
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 1,899,348
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 984,034
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 1,738,561
20,250,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 18,092,855

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000% 12/01/45 $ 619,579
4,250,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 4,249,589
1,125,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 1,076,158
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 521,810
2,468,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,422,913
1,810,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,894,294
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 3,725,569
2,410,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,254,438
3,555,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 3,474,471
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,601,445
3,450,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,230,705
500,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 490,350
1,000,000 (c),(f) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 692,444
1,500,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 1,525,083
3,611,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 2,784,086
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 495,760
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,949,477
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 4,701,651
7,740,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 4,959,263
2,200,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,138,405
3,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,293,534
TOTAL COLORADO 167,993,121

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.5%
$ 2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000% 07/01/36 $ 2,511,652
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,555,471
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,033,511
2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/36 2,557,411
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/39 2,577,123
TOTAL CONNECTICUT 18,235,168
DELAWARE - 0.3%
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,260,926
1,000,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 1,009,288
1,340,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 1,327,063
TOTAL DELAWARE 10,597,277
DISTRICT OF COLUMBIA - 0.6%
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000 06/01/50 6,483,684
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/37 1,500,023
2,890,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 2,463,618
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/31 3,109,937
8,570,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 8,953,033
TOTAL DISTRICT OF COLUMBIA 22,510,295
FLORIDA - 7.1%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,887,033
345,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 345,285
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000 09/01/44 8,778,741
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,400,027
245,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 231,723
7,910,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 6,930,916
3,470,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 2,986,928
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,051,580
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 910,644
565,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 539,533
610,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 543,078

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,290,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125% 08/15/39 $ 2,179,525
1,100,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,006,571
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5 .000 07/01/49 7,091,913
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 302,816
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,213,800
1,500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 1,500,205
315,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 270,216
20,050,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 12,506,187
6,100,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 6,005,263
8,230,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 8,049,415
25,125,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 21,405,852
1,270,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,224,866
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida,
Hospital Revenue Bonds, Series 2024
5 .250 06/01/54 12,339,231
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 22,795,584
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 1,013,561
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,042,478
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,567,486
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 2,034,466
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 250,142
785,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 785,548
1,375,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 1,366,347
2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 2,496,392
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 5,227,865

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000% 02/01/44 $ 2,286,559
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 6,819,954
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,209,688
5,025,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .250 10/01/52 5,091,888
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,818,348
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/45 10,334,272
345,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 350,960
255,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 253,835
595,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 597,772
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 2,103,244
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 2,563,041
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 2,609,057
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 2,040,401
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 3,152,283
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,167,496
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 5,072,844
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5 .000 08/01/38 1,829,630
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .250 11/15/39 4,364,368
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 919,255
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,425,884
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 4,126,724
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 18,734,699
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/42 3,012,900
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/37 2,215,820
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 1,290,140
2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/40 2,360,668
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 1,079,187

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250% 03/01/42 $ 2,409,011
2,640,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,517,676
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 13,000,239
TOTAL FLORIDA 264,039,060
GEORGIA - 1.3%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,324,699
1,650,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,676,440
2,500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,425,000
1,000,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 570,000
8,335,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 8,601,219
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 5,142,524
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,064,253
17,600,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,710,773
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,328,743
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/40 646,971
2,735,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 2,686,666
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,001,813
TOTAL GEORGIA 48,179,101
GUAM - 0.1%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 1,365,660
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/39 1,075,341
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 800,387
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/41 1,121,628
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .500 07/01/45 1,060,065
TOTAL GUAM 5,423,081
HAWAII - 0.0%
1,400,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,419,822
TOTAL HAWAII 1,419,822

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 425,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875% 09/01/53 $ 433,472
1,000,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,000,846
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,396,837
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,338,522
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,292,740
2,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000 12/01/38 1,996,715
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,517,525
2,610,000 (g) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 2,595,406
TOTAL IDAHO 15,572,063
ILLINOIS - 9.0%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 68,739,488
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/35 2,307,324
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/37 1,332,169
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/38 1,665,503
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/39 1,050,104
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/42 2,044,302
625,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2012A
5 .000 12/01/42 590,235
1,215,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/39 1,208,265
10,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/34 10,220,156
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,273,675
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 1,974,052
8,805,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 8,977,374
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 705,887
2,175,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 2,175,007
6,000,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,325,996
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 5,463,349
1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,872,822
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,772,181
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 482,770
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,742,162
1,450,000 (h) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 1,480,631

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000% 02/15/41 $ 4,772
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/42 656,847
220,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 225,276
855,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 865,412
760,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 769,727
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 10,854,946
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 12,535,532
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,717,057
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 18,967
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 2,101,602
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,815,375
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000 08/15/41 13,794,356
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/49 471,790
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,349,807
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 10,252,939
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/48 4,785,489
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,710,188
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,487,996
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,211,328
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,094,109
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,641,520
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,654,838
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 2,839,064
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 12,161,325
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 3,135,729
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,132,626
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 30,081,231
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/39 7,009,061
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/46 14,715,499
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 6,912,067
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,379,006
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 1,200,976
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 6,781,926
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 14,193,839

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000% 03/01/34 $ 1,839,945
3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 3,165,679
TOTAL ILLINOIS 334,971,298
INDIANA - 1.9%
2,000,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,772,088
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5 .000 11/01/43 3,198,959
825,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 758,587
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4 .000 06/01/44 4,649,471
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 1,540,134
2,790,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,163,766
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/32 900,625
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/33 881,717
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/34 906,276
4,200,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .500 10/01/55 4,485,254
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,440,746
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,898,084
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,532,299
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 8,814,930
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,895,204
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,148,225
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,286,229
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250 03/01/67 3,097,781
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,998,833
TOTAL INDIANA 69,369,208

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0%
$ 2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 1,980,347
25,575,000 (h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 29,462,254
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 203,620
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 236,129
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 1,410,919
2,600,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 2,434,854
TOTAL IOWA 35,728,123
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,428,383
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,168,034
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,196,462
TOTAL KANSAS 3,792,879
KENTUCKY - 1.2%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 5,517,560
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,584,353
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,613,035
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,617,274
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 8,577,897
1,880,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 1,882,163
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,102,022
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,658,269
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/30 3,960,402
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/31 1,883,412
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3 .000 10/01/43 4,387,808
TOTAL KENTUCKY 45,784,195

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.7%
$ 1,600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000% 12/15/34 $ 1,630,543
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,368,631
3,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,735,299
10,315,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 10,594,267
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 6,667,100
1,100,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 944,168
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 543,151
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 1,642,039
TOTAL LOUISIANA 27,125,198
MAINE - 0.3%
725,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 714,541
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,321,507
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,539,847
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 970,749
TOTAL MAINE 10,546,644
MARYLAND - 1.0%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 10,004,097
665,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 631,231
1,000,000 (c) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,033,054
17,255,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 18,000,535
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/42 8,501,777
TOTAL MARYLAND 38,170,694
MASSACHUSETTS - 1.9%
2,500,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/43 2,688,441
1,880,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/44 2,010,178
2,730,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,908,886
3,613,640 (c),(e) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 971,568

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000% 07/01/35 $ 1,209,603
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,619,584
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 3,497,727
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 1,495,146
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,821,869
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,470,964
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,160,046
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,085,149
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,404,326
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 16,323,639
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,804,821
2,250,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/36 2,632,285
2,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/37 2,335,177
2,500,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/38 2,911,527
TOTAL MASSACHUSETTS 70,350,972
MICHIGAN - 1.8%
3,585,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 3,709,479
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 1,454,562
3,360,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 3,619,406
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 12,437,649
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 3,416,154
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 2,454,967
2,270,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 2,432,811
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/48 3,295,034
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 3,050,224
1,430,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
4 .000 11/15/46 1,279,184
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/38 1,379,569
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/39 1,086,276
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/40 1,175,355

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000% 07/01/43 $ 1,886,017
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,456,221
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 2,496,004
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/44 2,676,468
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4 .100 12/01/39 1,101,528
2,725,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .500 12/01/44 2,702,315
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,785
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 4,006,159
2,455,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 2,576,816
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .000 12/01/33 1,721,565
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/41 1,837,821
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/43 1,463,551
TOTAL MICHIGAN 65,965,920
MINNESOTA - 1.5%
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 145,036
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 230,978
2,805,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,567,682
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 2,735,004
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 2,973,215
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/56 9,142,016
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 11,954,077
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 418,327
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,579,991
16,825,000 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 16,117,238
2,500,000 (h) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/27 2,506,972

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 235,000 (h) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000% 11/15/44 $ 235,656
725,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 678,573
1,525,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 1,400,222
1,780,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,659,535
TOTAL MINNESOTA 54,344,522
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/48 4,959,585
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/53 6,760,398
TOTAL MISSISSIPPI 11,719,983
MISSOURI - 1.7%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,332,655
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/39 5,106,284
1,650,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,522,689
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 1,982,341
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 15,104,702
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,619,309
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 8,230,179
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/31 4,100,217
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/32 5,490,901
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/33 4,684,327
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/34 5,003,110
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/35 4,070,031
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/36 1,281,398
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 270,480
1,259,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 440,650
TOTAL MISSOURI 63,239,273

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.1%
$ 1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000% 07/01/43 $ 1,937,579
TOTAL MONTANA 1,937,579
NEBRASKA - 0.9%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 7,975,985
6,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .550 09/01/44 6,510,265
17,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 17,518,543
TOTAL NEBRASKA 32,004,793
NEVADA - 0.1%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,122,185
4,359,392 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 44
3,900,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 3,565,847
TOTAL NEVADA 4,688,076
NEW HAMPSHIRE - 0.8%
4,384,311 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 4,072,915
4,340,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 3,915,421
12,405,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 12,484,505
12,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 10,263,276
TOTAL NEW HAMPSHIRE 30,736,117
NEW JERSEY - 1.5%
9,090,000 (h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500 06/15/29 9,418,090
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,258,997
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/37 1,092,584
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,963,504
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/41 2,117,961
1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/43 1,319,239
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/38 1,145,580
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/41 3,578,711
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,502,999
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 4,065,526
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/44 5,598,692
4,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,329,815
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/26 3,195,576

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 9,185,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250% 01/01/50 $ 9,843,582
TOTAL NEW JERSEY 54,430,856
NEW MEXICO - 0.0%
990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .350 07/01/51 603,674
TOTAL NEW MEXICO 603,674
NEW YORK - 8.9%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,861,492
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 2,653,158
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 254,476
1,790,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,702,381
4,800,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,171,840
1,260,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,167,396
3,035,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,442,742
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,144,390
100,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 99,945
300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 291,498
1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/37 1,583,499
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 853,567
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/40 1,090,052
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 1,534,259
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 7,515,189
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 8,018,406
405,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 405,539
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,201,258
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 1,341,588
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 963,878
455,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 442,131

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450% 02/01/41 $ 748,652
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,194,629
6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/41 6,529,963
11,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 11,219,166
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 1,600,717
2,350,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 2,370,661
3,040,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .650 11/01/49 3,055,230
1,585,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,607,027
750,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 774,135
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 673,970
3,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,920,000
1,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 640,000
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 16,000,568
1,455,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/41 1,553,794
2,570,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/42 2,725,662
1,250,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/43 1,319,895
3,480,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/45 3,644,076
4,590,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258, (UB)
4 .450 10/01/44 4,549,688
5,505,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .600 10/01/49 5,411,757
4,675,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .650 10/01/54 4,665,358
8,005,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/42 8,529,084
9,570,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/44 10,067,161
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 7,998,262
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,923,673
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,182,376

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250% 01/01/50 $ 8,044,639
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,616,612
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,647,918
21,455,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 21,827,744
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/38 2,121,537
780,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/42 811,138
3,220,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 3,357,123
6,585,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 6,591,519
12,640,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 12,524,345
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,040,683
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,278,644
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/35 15,353,759
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 4,043,548
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,818,805
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,463,103
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/39 2,391,637
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/40 8,155,628
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/41 10,721,875
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/42 7,058,389

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000% 11/15/43 $ 2,166,765
2,670,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/54 2,815,809
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,395,329
1,760,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,764,071
TOTAL NEW YORK 331,654,808
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 822,195
TOTAL NORTH CAROLINA 822,195
NORTH DAKOTA - 0.4%
10,770,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,747,785
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 3,966,737
TOTAL NORTH DAKOTA 14,714,522
OHIO - 1.0%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 5,024,570
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,406,841
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,589,867
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,711,406
2,240,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/52 2,081,350
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/41 2,750,379
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 1,555,496
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,490,443
3,350,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 3,408,777
5,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,582,023
985,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 981,931
2,060,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 2,039,794
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,749,447
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/45 3,281,377
TOTAL OHIO 37,653,701

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.7%
$ 1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5 .000% 07/01/47 $ 1,473,697
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 8,987,963
14,595,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 14,646,913
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,282,827
TOTAL OKLAHOMA 26,391,400
OREGON - 0.2%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 2,908,473
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,510
4,100,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,099,972
TOTAL OREGON 7,185,955
PENNSYLVANIA - 4.7%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,088
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/36 1,097,239
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/37 1,088,409
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/38 1,079,603
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/40 1,323,310
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .500 01/01/41 2,154,230
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 2,108,892
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3 .000 08/15/53 6,327,433
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 4,065,881
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 5,854,041
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 519,957
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,130,023
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5 .000 05/01/44 1,207,891
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 3,956,454
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,512,846

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000% 09/01/37 $ 1,953,835
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4 .000 08/15/34 8,774,782
2,410,000 (c),(e),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (c),(e),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,650,355
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,007,990
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,233,900
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 5,249,801
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,761,853
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 3,621,955
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 2,994,603
7,130,000 (g),(j) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 7,423,576
6,780,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 6,720,478
2,730,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,687,614
1,310,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 1,290,451
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,526,493
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 4,563,961
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 15,323,577
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 25,714,826
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,219,857
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 2,607,287
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/37 2,338,467
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 612,423
2,230,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 2,051,283
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/29 2,047,301

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000% 07/01/30 $ 7,619,960
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,020,719
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/33 3,396,734
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,635,142
TOTAL PENNSYLVANIA 173,791,002
PUERTO RICO - 1.9%
2,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,803,435
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 7,006,876
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 29,808,355
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 14,826,572
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 978,068
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 13,774,450
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,482,393
TOTAL PUERTO RICO 72,680,149
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,573,917
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,756,502
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,859,336
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,531,781
TOTAL SOUTH CAROLINA 9,721,536
SOUTH DAKOTA - 0.0%
400,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 400,743
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 511,125
TOTAL SOUTH DAKOTA 911,868
TENNESSEE - 2.5%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .625 06/01/35 2,215,328
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,167,974
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 424,720
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,304,905
4,755,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4 .875 12/01/25 4,769,589

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 145,000 (h) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5 .000% 04/01/41 $ 155,572
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5 .000 04/01/41 2,778,002
9,570,000 (h) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .250 07/01/28 9,873,839
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4 .000 04/01/36 1,838,688
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 312,400
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 3,004,518
14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 14,099,537
100,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 93,682
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,193,280
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/39 2,703,593
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/42 1,370,786
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/43 2,062,918
515,000 (c) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 473,146
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 3,982,372
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 385,367
10,805,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/28 11,434,667
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 13,049,391
360,000 (c) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4 .500 06/01/28 364,290
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,133,707
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 5,186,122
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5 .000 06/01/41 500,139
TOTAL TENNESSEE 94,878,532

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 7.8%
$ 4,665,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000% 09/01/40 $ 5,164,836
2,540,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,782,784
4,500,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/42 4,881,375
3,500,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/43 3,770,491
3,115,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/45 3,329,812
2,250,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/42 2,440,688
2,500,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/44 2,679,747
2,500,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/45 2,672,401
400,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 387,961
1,700,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 1,673,019
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,656,955
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 8,779,222
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 10,836,697
5,500,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4 .250 12/01/34 5,500,445
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 281,513
1,000,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,019,752
700,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 714,235
7,055,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/38 7,787,142
7,220,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/39 7,906,207
8,555,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/42 9,127,582
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,898,761
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,977,750
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 874,960
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000 08/01/35 1,265,012
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,065,785
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 840,195
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/37 820,953
445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/38 516,643
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/39 1,965,344

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,900,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000% 02/15/40 $ 2,075,348
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/41 2,703,506
2,350,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/42 2,517,308
3,000,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/43 3,192,469
2,385,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/44 2,524,011
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 9,204,927
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/39 1,434,675
2,600,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/40 2,814,528
2,660,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/41 2,851,586
2,705,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/42 2,875,993
2,250,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/44 2,365,546
2,000,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/45 2,096,548
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/33 8,372,453
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/39 2,713,585
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 2,451,410
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 1,447,653
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,234,706
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/39 1,300,370
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 2,563,698
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 335,445
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,363,191

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000% 08/15/35 $ 1,282,989
3,300,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 3,301,419
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 526,303
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 612,275
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 468,266
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 739,112
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 6,625,965
10,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 9,285,083
10,880,000 (h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 13,233,542
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/43 2,116,780
1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/44 1,578,035
7,205,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 7,587,740
1,000,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 1,024,097
620,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 633,347
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 965,245
555,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 526,782
535,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 535,167
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,804,912
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 375,447
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 667,510
500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 08/15/39 552,401

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,000,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000% 08/15/40 $ 4,375,083
2,395,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 08/15/41 2,592,380
4,450,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .000 08/15/40 4,894,155
4,230,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/42 4,680,217
3,825,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/43 4,203,273
6,760,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/45 7,354,560
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 3,023,032
10,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/37 11,082,607
4,520,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/38 4,971,234
3,900,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/39 4,259,565
4,900,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/40 5,313,394
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/37 1,853,480
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,428,837
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,049,621
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 598,504
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,917,853
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,637,870
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,693,102
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,240,490
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,421,171
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,458,842

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000% 02/01/49 $ 5,234,658
TOTAL TEXAS 291,783,568
UTAH - 1.3%
500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 500,280
740,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 741,988
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,011,666
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,104,841
2,600,000 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,009,372
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/42 19,180,929
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/37 13,484,337
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/41 1,791,433
1,750,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,734,970
3,365,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 3,333,905
635,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 635,906
1,000,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,013,591
TOTAL UTAH 48,543,218
VIRGIN ISLANDS - 0.1%
1,100,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,119,948
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/29 1,060,003
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/31 1,791,055
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/44 1,291,494
TOTAL VIRGIN ISLANDS 5,262,500
VIRGINIA - 1.6%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 6,513,143
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,414,806
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5 .000 02/01/40 5,368,790
10,000,000 (g) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .450 09/01/44 10,036,146
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,211,406
2,000,000 (c) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 1,609,780

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250% 06/15/50 $ 3,643,887
2,600,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250 06/15/55 2,689,670
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 2,151,549
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 12,936,627
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 3,864,887
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 5,044,797
TOTAL VIRGINIA 59,485,488
WASHINGTON - 2.5%
5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5 .000 12/01/38 5,499,259
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 4,918,054
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 4,963,496
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 5,693,842
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 3,430,743
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,742,314
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,048,752
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,124,926
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/40 1,550,633
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/41 1,858,366
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/42 2,164,273
1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/43 1,235,725
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/44 1,175,035
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/45 1,596,566
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,243,160
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,961,104
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,148,004
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,527,571
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,728,160
1,155,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,057,661

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000% 07/01/46 $ 1,720,944
3,805,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/51 3,159,395
2,240,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,036,988
13,951,157 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 12,971,682
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5 .000 08/01/44 4,745,324
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/43 6,990,966
TOTAL WASHINGTON 93,292,943
WEST VIRGINIA - 0.2%
550,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 573,987
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,581,563
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,944,579
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,071,139
1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/41 1,806,983
TOTAL WEST VIRGINIA 6,978,251
WISCONSIN - 4.4%
1,745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,748,355
815,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/40 796,459
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 169,934
720,000 (c),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 731,080
1,430,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,123,288
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,091,355
10,952 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 338
9,573 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 277
9,420 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 255
9,114 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 228
8,961 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 211

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,641 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/52 $ 254
11,488 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 236
11,105 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 214
10,876 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 197
10,646 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 182
579,414 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 421,562
11,795 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 189
11,488 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 174
11,182 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 160
10,952 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 147
10,799 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 136
10,493 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 124
10,263 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 115
10,033 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 107
9,880 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 98
10,646 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 98
128,214 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 1,066
26,928 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 903
26,549 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 819
26,359 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 764
26,169 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 710

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,790 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/50 $ 646
28,255 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 666
714,815 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 486,425
28,066 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 612
27,687 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 569
27,497 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 529
27,118 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 491
26,738 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 458
26,549 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 426
26,169 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 396
25,980 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 372
25,790 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 345
25,411 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 319
25,221 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 299
24,842 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 278
24,652 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 262
24,463 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 243
24,083 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 221
313,660 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 2,608
2,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,697,798
5,730,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 4,749,236
1,650,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,206

Portfolio of Investments September 30, 2025
(continued)
All-American

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000% 02/01/64 $ 1,888,388
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 3,718,493
14,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .750 12/01/42 11,200,000
5,000,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 5,151,941
2,735,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 2,289,665
1,360,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,246,594
10,050,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,049,366
3,360,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 3,255,875
2,900,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 2,755,801
7,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 7,009,084
3,525,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,547,658
1,465,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,476,587
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 15,434,488
11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 11,478,115
6,495,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 1,694,601
27,005,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 4,806,669
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 18,043,461
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 7,098,233
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 668,400
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,879,973
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 967,152
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 3,352,335

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000% 04/01/39 $ 5,813,098
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 2,981,238
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4 .350 07/01/36 2,086,251
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/34 4,926,858
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 3,777,612
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 3,606,315
TOTAL WISCONSIN 163,971,441
TOTAL MUNICIPAL BONDS
(Cost $3,781,235,754) 3,774,212,377
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
321,690 (e),(i) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $3,799,235,194) 3,791,663,409
BORROWINGS - (0.4)% (k) (13,130,119)
FLOATING RATE OBLIGATIONS - (3.3)% (122,385,000)
OTHER ASSETS & LIABILITIES, NET -  1.9% 68,083,095
NET ASSETS - 100% $ 3,724,231,385
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $390,365,990 or 10.3% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(k) Borrowings as a percentage of Total Investments is 0.3%.

Portfolio of Investments September 30, 2025
Intermediate Duration
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
8,725,500 EXCHANGE-TRADED FUNDS - 0.1% 8,725,500
350,000 (a),(b) Nuveen Municipal Income ETF $ 8,725,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,725,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 3,487,513 (c),(d) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Guaranteed Structured Pass Through
Class A Series 2024ML-023, Series 2024 ML23
4 .700% 04/25/42 3,536,707
13,002,545 Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140 01/25/40 12,778,445
4,589,318 Federal Home Loan Mortgage Corporation, Notes, Series 2022
M068
3 .150 10/15/36 4,082,497
4,956,884 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, Series 2021 21-ML08
1 .877 07/25/37 4,033,656
7,857,921 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, Series 2021 ML10
2 .032 01/25/38 6,358,522
4,702,517 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, Series 2024 ML22
4 .685 10/25/40 4,830,550
4,414,295 (c) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783 07/25/42 4,550,514
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,664,964) 40,170,891
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7984295569 MUNICIPAL BONDS - 96.9% 7984295569
ALABAMA - 2.5%
1,860,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,871,333
3,530,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,536,808
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,348,060
4,175,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 4,095,601
1,500,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,546,309
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,855,019
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,094,658
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,957,408
3,765,000 (e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000 12/01/49 3,777,704
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,969,135
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,200,551
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,425,281
2,725,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,958,974
12,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 12,488,863
9,900,000 (f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
1 .000 12/01/55 10,850,823
4,930,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4 .000 07/01/52 5,017,907

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250% 12/01/53 $ 5,447,387
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,062,123
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,057,726
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,092,094
5,915,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 5,927,212
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,351,281
2,235,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 670,500
1,725,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 517,500
2,060,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,072,845
5,675,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 6,151,167
1,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,084,732
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,548,766
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 10,252,143
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,977,109
15,010,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 15,754,601
4,025,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,348,691
21,395,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 23,350,991
6,075,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 6,691,060
5,345,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 5,647,236
3,500,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,743,647
4,250,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,239,803
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998, (Mandatory Put 1/21/09)
3 .650 06/01/28 10,185,165
TOTAL ALABAMA 202,168,213

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.2%
$ 5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000% 12/01/41 $ 4,908,688
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,307,162
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,544,439
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,652,196
TOTAL ALASKA 12,412,485
ARIZONA - 1.1%
1,030,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,050,990
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,976,727
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 1,169,130
16,915,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,799,817
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,345,003
2,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,052,685
22,840,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 23,231,308
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 780,980
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,068,463
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,897,249
890,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 783,799
1,950,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,967,880
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 480,356
2,080,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,878,381
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,674,809
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4 .000 07/01/44 957,127
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/26 3,692,291
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/27 4,409,719
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,246,987
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 777,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000% 07/01/36 $ 1,350,327
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/34 1,342,400
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/34 966,297
1,250,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/36 1,431,103
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,349,314
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,203,195
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 1,170,830
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 5,792,088
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,094,109
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,084,178
TOTAL ARIZONA 92,025,216
ARKANSAS - 0.8%
3,140,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,139,322
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,183,362
14,355,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 13,772,141
1,785,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,726,298
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,755,838
165,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 163,866
1,220,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450 07/01/44 1,209,815
2,750,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,743,434
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 672,498
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/38 678,201
670,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/39 727,187
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 757,334
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,188,181
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,337,573
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,661,027

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 325,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3 .875% 02/01/43 $ 324,588
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,563
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,504,425
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,940,676
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,931
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,608,176
855,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/25 856,404
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 716,106
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,327,409
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,342,984
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,142,545
TOTAL ARKANSAS 62,099,884
CALIFORNIA - 4.2%
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 5,336,908
5,170,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 5,663,958
12,370,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 13,106,791
11,020,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 11,887,043
9,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 9,887,096
8,860,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,890,793
7,550,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 8,108,930
12,800,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 13,775,844
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,534,924
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/32 1,388,652
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 668,383
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 350,132
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,154,401

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/38 $ 2,887,098
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,484,431
5,975,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 7,044,538
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,219,826
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,358,310
14,162,959 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 14,264,782
2,788,302 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,661,279
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,201,882
6,700,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,713,344
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 1,275,264
1,010,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,164,954
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,811,646
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,093,063
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,092,266
1,800,000 (c) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 1/15/26)
3 .850 07/01/51 1,799,232
2,600,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2004, (AMT),
(Mandatory Put 12/01/25)
4 .100 12/01/44 2,601,213
2,590,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,822,071
2,500,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,699,398
2,500,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,673,811
5,130,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 5,126,466
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,055,593
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 12,327,742
320,000 California State University, Systemwide Revenue Bonds, Series
2025A
4 .625 11/01/56 326,239
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,292,914
15,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/30 16,825,731

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/29 $ 5,430,769
1,500,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,519,400
2,695,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,721,072
4,200,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,215,869
6,180,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,182,318
885,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 914,253
2,530,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,586,596
3,790,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,837,017
4,900,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,369,297
6,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,256,947
6,605,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 5,061,420
4,070,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,397,508
5,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,434,382
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/33 1,488,596
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,285,297
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 821,701
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,071,850
1,315,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,286,867
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,930,400
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,265,749
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5 .000 07/01/26 2,388,262
8,915,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 9,086,936
7,500,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 8,732,875

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,830,000 Mount Diablo Unified School District, Contra Costa County,
California, General Obligation Bonds, Election of 2018 Series
2025C
5 .000% 08/01/38 $ 2,103,325
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,909,882
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 10,196,109
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 8,116,175
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 1,221,832
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,520,518
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 4,079,690
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,552,732
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,325,906
1,165,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/45 435,441
6,100,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/46 2,139,739
7,200,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/47 2,373,936
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,173,082
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,214,065
1,730,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0 .000 08/01/43 749,316
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,073,533
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,449,148
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,434,481
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,355,134
TOTAL CALIFORNIA 349,286,373
COLORADO - 2.5%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 7,361,961
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 6,706,622
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,448,541
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,558,366
1,600,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,567,059
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,274,427
1,250,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,352,586

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,677,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000% 12/01/29 $ 7,698,284
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,116,499
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,558,319
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,408,143
10,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,998
6,495,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,693,715
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/25 1,910,000
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,136,924
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,395,293
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,305,443
2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,326,787
3,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5 .000 11/15/48 3,264,888
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,917,582
33,615,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,789,401
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,874,329
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 411,810
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,710,497
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/36 1,005,304
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,901,411
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,408,733
14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 8,920,557
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,963,382
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 999,276
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,322,741
1,325,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,357,027
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,752,332
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,647,465
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,523,135

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/32 $ 506,998
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 653,090
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,169,532
1,730,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,733,448
330,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 330,473
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5 .000 09/01/40 1,087,679
5,900,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,918,649
635,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 654,130
1,040,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 924,203
3,945,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,670,411
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/36 714,096
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 624,163
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 576,748
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 792,602
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 532,391
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 595,198
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 480,484
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,123,427
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,218,100
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,972,346
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,079,322
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 914,664
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 621,133
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 618,468
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,033,890
TOTAL COLORADO 209,144,482

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.7%
$ 4,985,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200% 07/01/37 $ 4,996,706
1,785,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,874,298
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,852,537
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 10,086,699
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 703,793
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,144,136
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 794,819
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 619,381
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 5,817,563
10,275,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2014A, (Mandatory Put
2/10/26)
2 .800 07/01/48 10,267,604
10,685,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 10,615,741
5,200,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 5,581,245
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,172,774
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,833,735
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,303,050
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,779,204
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,224,037
3,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 3,024,013
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,821,330
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,080,465
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,325,108
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 8,016,637
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 16,918,851
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 1,033,451
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,027,567
2,150,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,193,455
13,885,000 (f) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/30 15,501,247
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,773,896
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,437,745
TOTAL CONNECTICUT 142,821,087

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.2%
$ 2,535,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450% 07/01/44 $ 2,513,838
1,290,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,289,170
695,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 701,455
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,308,981
2,080,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,041,527
1,480,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200 07/01/40 1,489,619
4,775,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 4,849,097
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4 .750 07/01/40 1,800,369
3,145,000 Delaware State, General Obligation Bonds, Series 2025 4 .125 05/01/43 3,152,740
TOTAL DELAWARE 19,146,796
DISTRICT OF COLUMBIA - 1.6%
2,905,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 2,905,559
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 32,793,275
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 18,172,179
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,468,504
5,500,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 5,956,743
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,776,817
35,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 36,535
7,000,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 7,837,199
1,250,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,322,921
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,983,473
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/36 1,698,217
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,726,047
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,335,193
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,662,883
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,710,821
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,470,795
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,647,542
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,778,269
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,165,645
2,835,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,960,220

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000% 07/01/42 $ 5,084,740
TOTAL DISTRICT OF COLUMBIA 135,493,577
FLORIDA - 3.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000 07/01/26 11,381,299
5,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,331,055
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,008,725
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,146,459
5,500,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,771,275
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,224,726
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 730,501
395,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 396,925
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/32 9,700,340
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/33 7,335,941
4,195,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,182,864
160,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,868
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,170,881
1,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,010,172
6,250,000 Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 6,250,163
4,720,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,944,100
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 18,550,059
12,715,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 10,748,995
3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,039,824
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 4,890,288
30,615,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 26,083,190
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,368,464
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,902,875

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000% 04/01/34 $ 6,068,479
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,325,372
960,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 944,444
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,918,311
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,962,909
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450 07/01/44 7,546,196
1,900,000 (f) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 1,911,166
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,873,335
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 16,662,385
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/35 4,179,938
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,275,045
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,393,935
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,232,132
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,443,862
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,845,333
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,094,521
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,178,649
7,405,000 Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 7,404,830
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,127,589
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 7,922,520
11,365,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 12,702,180
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,440,082
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,171,819
2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,086,835
1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 1,003,643
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,895,849
585,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 533,084

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 315,000 (d) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000% 06/15/36 $ 295,522
425,000 (d) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 365,447
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,555,492
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,656,422
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,427,999
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,610,205
7,410,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5 .000 10/01/33 7,468,039
1,890,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,338,969
1,500,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,506,069
TOTAL FLORIDA 310,698,596
GEORGIA - 2.3%
1,000,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,014,057
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 4,646,400
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,755,453
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,662,857
1,020,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company Vogtle Plant,
First Series 2013, (Mandatory Put 3/12/27)
3 .375 11/01/53 1,026,195
6,250,000 (f) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/32 7,145,740
1,850,000 (f) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/33 2,135,110
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,319,459
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,218,998
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,822,625
4,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 3,630,095
8,285,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 7,045,063
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400 12/01/41 3,198,196
960,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 960,150
3,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 3,921,327
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,710,075
5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400 12/01/44 5,035,272
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,469,716
5,775,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,774,980

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000% 02/01/32 $ 5,001,599
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,001,496
11,275,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 11,514,181
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,928,380
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,887,550
17,400,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,509,514
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,305,303
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,312,104
17,130,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 18,550,281
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,281,551
8,580,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,339,267
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 7,769,125
TOTAL GEORGIA 185,892,119
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 405,610
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 465,520
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 843,194
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,362,203
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 2,696,192
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 669,315
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/39 1,266,402
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 659,116
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 517,244
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,053,992
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,072,396
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,198,739
TOTAL GUAM 12,209,923
HAWAII - 0.4%
3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000 09/01/29 3,612,772
21,210,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 18,413,281
6,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,456,040
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,214,117
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 2,261,751

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000% 07/01/33 $ 1,138,715
1,005,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,032,227
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,532,559
TOTAL HAWAII 36,661,462
IDAHO - 0.3%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 309,992
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,294,087
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/51 1,231,604
110,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 120,522
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 974,873
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 751,979
5,080,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 4,999,142
11,770,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 11,046,345
TOTAL IDAHO 20,728,544
ILLINOIS - 7.4%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,692,263
479,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 478,139
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,025,254
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 943,139
463,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 462,168
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,389,989
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,418,209
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 29,977,339
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 1,890,772
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/42 992,229
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/37 1,166,753
2,700,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 2,712,371
2,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/32 2,983,171
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/33 1,012,916
1,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/35 1,506,892
3,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019B
5 .000 12/01/33 3,980,529
12,835,000 (d) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 13,074,501
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,062,691

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000% 01/01/37 $ 6,271,541
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 965,547
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .250 01/01/38 3,385,774
2,045,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 2,056,423
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 5,025,839
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 8,579,996
725,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 728,683
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,126,307
1,265,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,320,719
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,588,546
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,055,964
2,525,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,457,915
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,228,187
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000 11/01/28 1,236,396
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,424,532
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,030,391
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,012,359
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,405,043
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,461,508
2,975,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 2,865,656
1,016,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .000 03/01/26 1,016,851
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,046,883
4,560,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 4,653,863
4,965,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 5,174,182
6,665,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 6,802,612
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,199,095
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,147,006
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,601,700
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 81,120

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000% 02/15/41 $ 934,329
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,412,260
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,173,642
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 71,479
1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,536,792
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,680,764
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,385,421
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,759,425
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,961,106
2,410,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,454,264
3,170,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/34 3,228,223
5,010,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/35 5,102,018
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,001,608
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,938,164
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,003,272
1,545,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 1,545,466
2,900,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/29 2,902,784
1,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015B
5 .000 11/15/28 1,501,576
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,320,075
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,366,210
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,579,148
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,816,389
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,042,207
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,771,175
3,140,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,246,421
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 8,750,037
5,100,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,614,558

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,070,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800% 12/01/43 $ 3,153,467
7,500,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,440,792
13,655,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,547,202
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 972,694
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 15,106,538
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 471,524
5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450 10/01/44 5,468,456
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/34 22,734,142
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,014,921
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,095,893
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,505,542
2,690,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 2,811,761
1,345,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 1,347,581
1,725,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 1,733,059
9,345,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 9,576,008
19,765,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 20,676,868
1,765,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,844,854
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,167,442
4,060,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/26 4,099,522
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,678,881
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,105,455
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,363,365
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,685,596
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 7,757,803
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,646,961
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,192,735
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,545,105
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,867,499
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,017,745
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,096,830
3,235,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,241,789

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,035,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000% 11/01/26 $ 5,109,046
12,020,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/34 12,075,171
3,465,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/35 3,480,210
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,520,976
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,243,167
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,680,850
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,760,002
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,849,108
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/27 1,895,900
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,980,535
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/29 1,604,306
2,430,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/28 2,437,255
2,500,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/29 2,507,253
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000 11/01/31 1,532,377
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 3,729,512
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 512,876
1,810,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,431,766
9,045,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,697,500
6,000,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,353,632
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,012,824
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,376,735
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,408,311
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 7,671,556
325,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .100 03/01/26 325,352
375,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 377,502
260,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 261,279

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 445,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450% 03/01/30 $ 448,225
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 320,011
10,000,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,097,521
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 337,472
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 684,858
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,492,908
3,040,000 (e) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,089,297
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,296,618
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,085,502
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,213,135
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,369,067
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,567,751
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000 01/01/37 2,566,104
2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/39 2,950,933
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,262,807
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,218,658
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,859,252
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 987,106
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,268,128
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,926,056
5,110,000 (e) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5 .000 11/15/41 5,124,569
3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/26 3,810,699
TOTAL ILLINOIS 610,598,484

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 2.7%
$ 2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000% 10/01/32 $ 2,099,901
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,396,721
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 3,029,691
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,178,773
4,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 4,019,890
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,379,893
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,290,269
12,830,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,430,916
3,850,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 4,154,025
9,530,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5 .000 10/01/63 10,622,856
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,713,566
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,023,114
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 7,885,935
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,495,480
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,074,341
7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550 07/01/44 7,676,946
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,736,615
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,495,961
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,075,467
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,299,268
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,112,683
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,444,924
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,088,704
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,766,932
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 4,929,801
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,070,910

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000% 01/01/36 $ 33,365,642
7,675,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,882,002
2,320,000 (f) Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 2,620,452
2,610,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,692,150
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/26 1,026,935
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/27 1,808,334
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 1,803,325
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/31 2,704,987
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,486,864
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,900,966
31,305,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 31,721,306
4,310,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 4,511,670
TOTAL INDIANA 219,018,215
IOWA - 0.9%
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2 .500 06/01/39 1,392,695
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,300,177
5,555,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,039,028
3,305,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 3,807,341
8,930,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,287,309
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,718,163
5,775,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 5,796,004
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,395,262
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,749,564
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,826,458
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 826,714
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,210,644
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,731,795

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000% 06/01/31 $ 1,750,965
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,741,684
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,071,669
8,180,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,324,497
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,256,465
1,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,004,569
TOTAL IOWA 70,231,003
KANSAS - 0.3%
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,990,262
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,591,291
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,588,965
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 3,498,773
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 5,066,027
2,400,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 2,475,742
TOTAL KANSAS 26,211,060
KENTUCKY - 2.0%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 110,076
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 494,499
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 176,145
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,073,842
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 4,133,004
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 18,858,765
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,003,279
3,505,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,578,955
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,225,451
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,075,830
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,608,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400% 07/01/44 $ 1,635,593
2,005,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 2,020,750
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 999,534
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 1,027,633
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5 .000 05/01/37 4,780,958
2,475,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,659,917
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/33 11,506,713
12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/33 13,815,599
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,324,111
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,282,218
7,800,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 8,372,011
7,040,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 6,054,894
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,069,592
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/27 1,122,822
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,178,092
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,243,235
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,944,127
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,590,406
18,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,952,595
3,655,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 3,921,352
5,940,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 5,985,026
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 1,023,265
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,371,245
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 4,440,181
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,451,328
5,320,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 4,953,292
TOTAL KENTUCKY 161,065,009

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.8%
$ 14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000% 12/01/34 $ 14,712,281
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/39 8,692,463
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,218,724
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,290,801
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/42 921,730
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,843,924
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 3,050,451
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,090,456
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 12/01/45 3,566,101
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5 .000 06/01/33 1,228,668
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 9,400,003
17,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 16,626,613
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,475,555
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,098,352
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,221,521
1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,806,771
1,140,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,171,336
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,698,858
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 1,083,603
1,000,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 335,000
25,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,368
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,124,242
35,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,515
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,470,567
40,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,588
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,958,622
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,115,181

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000% 05/01/40 $ 920,974
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,083,402
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 959,583
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,028,173
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,472,414
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,340,805
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,496,349
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/25 481,766
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 798,127
3,265,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,534,588
2,050,000 (f) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
1 .000 08/01/41 2,056,332
2,195,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 2,187,236
17,110,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 17,333,886
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/33 1,539,290
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 778,765
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,565,435
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,591,812
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,878,912
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,652,195
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,664,217
TOTAL LOUISIANA 150,667,555
MAINE - 0.5%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,823,078
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,478,752
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 845,873
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 203,373
165,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 171,775
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 256,089
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 684,981

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000% 07/01/30 $ 221,884
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,642,659
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,145,744
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,463,138
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 4,886,614
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,335,942
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,538,010
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,258,711
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,201,323
TOTAL MAINE 44,157,946
MARYLAND - 1.6%
5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5 .000 10/01/36 5,870,104
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/33 5,790,534
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,373,167
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,263,641
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,372,741
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,796,915
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,837,052
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,020,283
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,389,924
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 146,677
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,500,614
2,800,000 Charles County, Maryland, General Obligation Bonds,
Refunding & Consolidated Public Improvement Series 2017
2 .400 10/01/29 2,756,498
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,794,904
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 5,030,606
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 19,704,578
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 7,985,867
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 10,192,595
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 9,287,709
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 15,235,396

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000% 06/01/28 $ 1,013,647
7,010,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,175,039
4,400,000 Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 4,821,353
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 816,041
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,278,678
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,669,444
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,021,557
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 1,585,581
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 948,024
4,910,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 5,577,014
TOTAL MARYLAND 132,256,183
MASSACHUSETTS - 2.4%
10,790,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 12,393,015
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 16,793,691
1,000,000 Brookline, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2025
4 .000 05/15/43 988,056
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/32 4,621,762
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 832,529
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 674,719
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 910,766
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 939,486
4,800,000 (d) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,830,753
1,968,811 (d),(g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
1,295,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5 .000 11/01/55 1,506,998
1,925,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,824,409
6,950,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 7,747,970
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,414,920
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,119,730
16,815,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 19,539,375
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 461,750

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000% 07/15/33 $ 356,048
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 333,795
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 300,416
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 150,208
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 161,334
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/30 281,913
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 490,795
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,106,714
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,265,549
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,804,387
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,215,173
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,116,182
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,795,888
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 3,980,081
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 1,419,896
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,034,511
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,109,227
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,468,663
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,905,361
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,408,359
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,259,553
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,766,245
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,552,090
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,578,231
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,416,802
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,536,211
5,555,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/33 6,426,444

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000% 06/01/33 $ 16,297,907
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/34 10,137,753
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,152,938
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,122,694
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 13,934,710
6,750,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2025
5 .000 07/24/26 6,881,304
7,000,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,122,418
TOTAL MASSACHUSETTS 195,489,749
MICHIGAN - 2.4%
685,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 694,814
1,315,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,325,442
11,740,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,183,593
17,365,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,501,319
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/32 1,126,950
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/33 1,698,090
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/34 1,394,409
10,625,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,254,369
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,887,753
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,649,033
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,440,534
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 993,617
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,413,238
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,347,016
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,715,385
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,113,826
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 10,782,563
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 19,631,733

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150% 12/01/41 $ 6,788,676
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 23,067,508
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 20,351,266
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,659,515
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,254,053
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/28 8,152,716
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/32 3,773,318
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/33 5,305,561
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/34 5,008,936
TOTAL MICHIGAN 196,515,233
MINNESOTA - 1.7%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,986,654
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,182,686
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,729,156
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,990,795
6,585,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 6,369,043
12,490,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 13,196,808
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,415,588
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Series 2015C
3 .500 03/01/28 5,002,810
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/27 1,025,156
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/31 1,095,209
3,222,870 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,762,317
2,450,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 2,269,011
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 4,818,627

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,140,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500% 07/01/50 $ 5,139,085
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,205,763
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,207,831
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 2,996,558
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 6,935,887
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/36 11,375,387
10,060,000 (f) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/32 11,569,670
14,745,000 (f) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/33 17,106,154
4,160,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,664,900
6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,267,607
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,549,165
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,930,890
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,855,185
TOTAL MINNESOTA 138,647,942
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,596,451
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 626,760
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 2,058,445
1,975,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,989,447
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,043,373
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,789,610
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,662,439
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,062,716
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,556,247
1,000,000 Mississippi State, General Obligation Bonds, Refunding Series
2015C
5 .000 10/01/25 1,000,000
TOTAL MISSISSIPPI 25,385,488
MISSOURI - 1.4%
920,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 930,681
1,000,000 Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2024
5 .000 11/01/34 1,173,167
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,824,206
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,990,382
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,574,139

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000% 03/01/32 $ 3,639,505
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,077,658
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,658,462
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 11,117,654
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 14,100,012
12,105,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,193,393
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 2,321,567
11,970,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,489,413
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,007,120
5,085,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,045,146
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,938,388
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 3,048,646
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,167,690
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 717,134
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 2,888,928
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 6,804,230
935,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 944,718
TOTAL MISSOURI 112,652,239
MONTANA - 0.5%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,556,757
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 849,855
695,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 796,593
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 544,031
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 22,462,300
2,700,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,755,732

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA (continued)
$ 1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000% 06/01/33 $ 1,032,073
215,000 Missoula City, Montana, Water System Revenue Bonds, Series
2019A
4 .000 07/01/44 206,250
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 715,281
1,720,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,177,305
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 983,569
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 991,642
490,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 478,481
810,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 795,066
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 2,017,992
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 560,840
1,875,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5 .000 02/15/65 2,040,178
TOTAL MONTANA 39,963,945
NATIONAL - 0.5%
18,650,000 (d) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150 01/15/36 16,869,906
18,444,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 16,411,062
5,023,457 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,769,645
TOTAL NATIONAL 38,050,613
NEBRASKA - 0.9%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 7,116,536
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,651
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,389,685
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 995,716
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,546
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,126
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,501
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,283
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,517
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,064

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600% 09/01/34 $ 144,007
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 6,025,013
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 7,742,332
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 470,739
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 13,078,464
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,289,402
1,580,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,608,686
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,822,826
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,196,959
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,347,770
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,684,991
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/29 1,362,403
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,727,414
TOTAL NEBRASKA 71,481,631
NEVADA - 0.3%
1,875,000 (c),(d) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 1,874,755
1,615,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,590,624
2,095,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,999,001
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,615,421
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,078,360
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 3,768,365
860,000 (d) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Refunding
Senior Series 2019A
2 .750 06/15/28 845,691
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 6,012,010
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 4,043,936
TOTAL NEVADA 25,828,163
NEW HAMPSHIRE - 1.4%
16,740,139 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 16,840,054
15,190,140 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 14,585,121
2,922,874 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,715,277
12,815,961 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,450,233

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 5,569,459 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625% 08/20/39 $ 5,215,382
5,755,371 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,634,037
6,395,000 National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 6,399,200
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,657,141
1,145,000 (e) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4 .250 01/01/36 1,147,981
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,035,714
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,020,137
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 983,188
4,305,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/35 4,992,519
2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/32 3,159,790
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,005,916
1,465,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,457,912
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,508,888
1,965,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 1,948,660
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,283,431
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,514,691
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,365,049
TOTAL NEW HAMPSHIRE 111,920,321
NEW JERSEY - 2.9%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000 09/01/32 1,427,103
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,159,311
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,935,738
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,875,382
2,390,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,254,048
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/26 1,089,732
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,362,655
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,284,561
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,233,864
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,536,151

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,435,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250% 08/01/43 $ 1,428,815
2,600,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,688,660
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,454,490
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,557,983
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,349,760
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,001,578
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,235,934
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,024,723
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 711,460
140,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/27 145,787
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/28 457,858
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 4,948,527
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 34,596,463
5,310,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,357,505
6,510,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 7,493,096
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,119,550
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,234,773
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,922
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 529,917
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 540,064
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,897
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 516,637
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/36 1,270,748
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,045,868
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 157,521

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,015,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000% 06/15/28 $ 3,064,363
6,800,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,910,597
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,336,630
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,747,272
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,512,284
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 11,025,083
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 5,190,966
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,640,403
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,557,662
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,597,780
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 2,125,417
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,527,603
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000 11/15/28 2,198,519
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,024,929
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,534,075
14,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,914,154
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,478,381
2,180,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,251,788
6,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 6,355,401
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 10,956,971
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,218,349
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,542,653
1,425,000 Willingboro Township Board of Education, New Jersey,
General Obligation Bonds, School Series 2025
4 .125 08/15/42 1,413,240
TOTAL NEW JERSEY 237,590,601
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,492,800
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,150,181
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 3,079,815
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 2,925,029
2,050,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 1,725,543
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,764,171
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,405,851

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350% 07/01/41 $ 2,618,307
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,050,451
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,967,632
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 7,145,657
590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 584,685
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,634,478
2,360,000 New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,542,398
TOTAL NEW MEXICO 39,086,998
NEW YORK - 5.3%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,435,492
650,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 675,349
3,390,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,224,063
4,030,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 3,733,812
1,575,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/34 1,790,668
1,650,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/36 1,854,474
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,802,453
1,900,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/25 1,901,219
1,400,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,414,407
1,300,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,313,029
1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 1,185,497
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/29 3,306,354
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,197,195
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,411,283
8,330,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 8,567,550
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/35 1,180,644
2,400,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/36 2,780,937
2,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/37 2,304,073
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,076,610

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000% 11/15/43 $ 6,125,806
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,507,370
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,223,720
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 5,544,588
1,140,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4 .000 01/01/30 1,122,083
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 1,817,113
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,526,735
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,001,095
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/30 655,689
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,456,989
5,975,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 6,897,407
5,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,335,403
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,698,134
1,050,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 1,021,924
6,200,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 6,404,764
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,419,346
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,329,226
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/41 7,845,286
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/39 5,533,798
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 10,947,382
5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/39 5,715,907
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,807,608
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,502,374
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5 .000 08/01/31 12,412,521
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 345,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125% 09/15/50 $ 257,299
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,111,344
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 602,376
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875 11/01/38 1,969,303
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 1,870,376
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,289,472
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,937,817
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,350,683
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,166,877
4,400,000 New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,469,610
5,000,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 5,023,386
9,725,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,566,156
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,637,832
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,503,881
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 16,538,670
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,380,466
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,213,956
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,174,791
3,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 3,747,382
4,950,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 5,642,765
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 800,793
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,439
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 910,055
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 8,074,857
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,590,537

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/41 $ 18,529,051
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,406,812
29,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,963,657
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,100,231
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,543,433
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,398,134
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,465,086
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,099,807
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,780,008
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,444,093
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,050,934
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,439,219
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,699,493
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,206,733
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,103,040
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,336,652
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,083,161
10,870,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,932,324
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,079,117
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,434,433
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,052,891
TOTAL NEW YORK 434,182,818

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.7%
$ 1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000% 11/01/28 $ 1,870,723
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,092,618
10,120,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,187,153
4,275,000 Cumberland County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, Solid Waste Disposal
Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory
Put 11/01/25)
3 .750 12/01/27 4,275,646
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,141,209
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,551,348
4,280,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,258,881
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,114,590
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,653,159
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,772,734
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,464,447
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,691,130
TOTAL NORTH CAROLINA 61,073,638
NORTH DAKOTA - 1.0%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,507,395
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,963
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,887
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,783
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 6,053,476
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,252,452
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,812,810
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 448,297
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 415,986
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,243,362
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,801,075
2,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,328,871
2,450,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 2,096,566
4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350 07/01/40 3,395,885
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 5,079,343
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,631,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550% 07/01/44 $ 5,264,119
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 5,042,837
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,849,714
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,049,214
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,327,113
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,493,260
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,774,829
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,246,763
TOTAL NORTH DAKOTA 84,072,674
OHIO - 3.5%
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,622,959
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,151,593
20,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 21,591,668
14,970,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 16,189,577
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 11,038,116
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,746,736
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,275,392
1,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 1,915,363
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 9,048,895
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 3,681,001
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 2,054,266
8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 6,221,754
3,850,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,238,837
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 11,441,056
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,793,939

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250% 01/01/41 $ 5,311,299
2,160,000 Hamilton, Ohio, General Obligation Bonds, Various Purpose,
Limited Tax Bond Anticipation Notes Series 2024
4 .000 12/17/25 2,164,210
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 933,395
3,410,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 3,428,304
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,909,020
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,293,524
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,367,486
25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,717,404
18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,802,274
12,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 12,077,269
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,335,511
3,025,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 3,088,343
255,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 256,615
5,100,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625 12/01/34 4,994,370
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,882,990
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,720,346
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,872,636
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,048,950
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,648,140
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,706,010
1,335,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,330,840
8,425,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,409,666
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,899,992
7,985,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Refunding Series 2016A
5 .000 01/15/41 7,996,049

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,650,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000% 02/15/27 $ 5,845,467
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 2,003,727
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,368,458
2,725,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/33 3,172,039
3,290,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,648,646
725,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 725,119
4,800,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125 12/01/49 5,358,028
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,503,483
TOTAL OHIO 288,830,762
OKLAHOMA - 2.6%
1,065,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 1,106,221
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,708,685
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,754,153
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,771,504
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,729,094
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,131,490
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,727,159
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,780,519
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,457,515
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
4 .000 03/01/26 10,055,705
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 929,774
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 976,836
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 1,002,710

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000% 05/01/30 $ 919,257
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 729,481
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 978,890
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 837,748
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 937,340
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,106,168
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,551,235
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/31 1,485,882
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/29 2,764,876
5,430,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,518,106
3,195,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,203,015
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,400,753
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,501,072
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 996,947
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,939,504
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,819,187
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/34 1,011,187
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/30 1,099,542
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 1,113,686
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,536,623
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 926,389
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 953,643

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000% 12/01/35 $ 988,203
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,361,161
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,641,405
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5 .000 03/01/33 6,617,644
6,065,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,990,888
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 616,209
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,825,943
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,747,644
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 3,819,304
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,510,534
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,187,495
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 857,048
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 1,232,078
5,850,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/40 6,422,180
2,475,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/41 2,692,257
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 772,275
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 458,677
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,154,373
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,667,682
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,503,061
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/28 1,545,036
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,583,478
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,946,501
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,773,755
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,921,409

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000% 09/01/31 $ 5,695,542
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,972,360
7,180,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,503,402
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,459,988
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,304,032
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,129,973
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/33 2,642,249
TOTAL OKLAHOMA 212,005,682
OREGON - 0.9%
5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,193,999
1,850,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,167,002
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 2,977,369
1,760,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,828,824
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,278,483
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,204,234
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,036,158
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 666,004
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,152,917
2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,579,271
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,104,130
6,545,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,240,392
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,724,983
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 3,059,109
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,813,418
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,462,134
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,776,831
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5 .000 11/15/33 5,818,266
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,522,092
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,321,780

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000% 07/01/33 $ 5,503,512
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,943,832
6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000 06/01/33 7,549,838
TOTAL OREGON 73,924,578
PENNSYLVANIA - 4.6%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,046,272
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,490,681
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,700,282
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,034,382
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/37 9,881,364
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,023,800
6,770,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 6,120,488
2,090,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 1,954,096
1,445,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,489,001
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,337,455
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 27,127,975
14,973,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 10,597,042
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,632,546
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,066,793
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,793,614
32,700,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 32,126,010
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 2,032,203
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020B, (Mandatory Put 2/15/27)
5 .000 04/01/43 5,098,270
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,873,236
9,460,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 9,515,006

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,805,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450% 12/01/39 $ 15,533,618
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax Series
2019
4 .000 05/01/44 967,194
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,181,255
11,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000 03/15/60 12,149,194
2,000,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 1,999,147
1,250,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,208,254
3,900,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 11/03/25)
3 .850 08/01/45 3,899,538
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,636,726
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 906,577
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,619,294
13,045,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 12,486,321
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,532,864
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 846,384
3,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,417,654
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,794,518
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,815,160
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,521,842
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,808,283
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,008,249
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,849,171
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 6,904,911
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,569,416
2,580,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,615,587
5,100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,178,784
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,074,090
4,695,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,761,646
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,462,666

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,045,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000% 12/01/29 $ 3,194,196
3,340,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,506,733
4,815,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016
5 .000 06/01/37 4,826,755
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,753,519
3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 4,036,943
2,355,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,467,164
2,180,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,197,058
1,695,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/28 1,701,380
1,165,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/28 1,182,567
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,238,186
7,445,000 Philadelphia Authority For Industrial Development,
Pennsylvania, City Agreement Revenue Bonds, Cultural and
Commercial Corridors Program, Refunding Series 2016A
5 .000 12/01/29 7,473,024
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,651,139
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,769,742
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 975,227
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/32 3,324,601
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 434,061
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,771,351
1,200,000 (f) Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/37 1,320,641
800,000 (f) Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/38 874,476
TOTAL PENNSYLVANIA 378,387,622
PUERTO RICO - 3.0%
19,655,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,514,281
22,060,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,733,541
350,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 364,531
5,575,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,027,076
16,067,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,198,577
27,317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 24,192,768
62,519,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 51,227,131
19,589,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 14,745,246
2,971,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,971,938

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,661,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550% 07/01/40 $ 11,405,246
30,947,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 10,567,893
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,023,045
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 966,593
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,744,497
15,466,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 14,814,996
7,773,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 7,445,814
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 70,671
8,507,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 8,808,228
16,663,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,832,893
1,797,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 1,993,107
9,297,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 6,651,314
2,592,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,564,815
4,111,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 4,013,011
1,143,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,085,807
TOTAL PUERTO RICO 250,963,019
RHODE ISLAND - 0.7%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,366,053
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 2,000,869
1,435,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,491,755
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,285,776
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,131,630
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 10,236,655
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,506,469
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,547,953
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 4,032,996
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 19,541,820
3,655,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,580,015
TOTAL RHODE ISLAND 57,721,991

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.3%
$ 5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000% 05/01/34 $ 5,789,733
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,065,942
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,180,981
6,400,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,976,040
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 671,449
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/31 2,826,705
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,268,539
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,190,964
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 12,409,612
1,930,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,924,184
5,255,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,189,448
1,010,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 1,014,792
8,745,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,740,924
4,595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 4,694,415
5,390,000 South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,441,949
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,306,201
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,926,651
2,650,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,947,539
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 5,072,910
7,895,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 8,009,878
4,325,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 4,383,457
2,255,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 2,273,082
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,263,822
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,249,452
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,210,196
TOTAL SOUTH CAROLINA 111,028,865

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA - 0.5%
$ 200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000% 08/01/26 $ 197,542
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 390,191
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 383,129
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,604,544
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,595,254
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,745,491
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,193,302
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,494,014
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,999,676
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,810,125
2,395,000 (f) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 2,738,718
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,207,012
TOTAL SOUTH DAKOTA 43,358,998
TENNESSEE - 1.2%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,657,656
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 2,012,872
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,890,322
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,317,388
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,658,419
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 2,862,701
5,135,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,157,499
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,455,228
6,000,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 6,640,615
15,810,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 16,203,310
4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,421,327
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 420,054
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,201,634
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,263,104

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750% 07/01/39 $ 5,589,300
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,493,497
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 2,073,308
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,301,984
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,886,656
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,252,335
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 3,968,602
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 213,205
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4 .850 07/01/40 1,390,577
3,735,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,042,686
2,510,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,512,771
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,286,114
TOTAL TENNESSEE 101,173,164
TEXAS - 8.2%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/33 12,581,854
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/34 11,671,799
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,047,222
2,035,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,157,671
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,639,048
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,871,068
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,614,266
5,000,000 (f) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/33 5,751,758
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 22,070,310
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 9,928,602
8,500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,809,105
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,532,929
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 10,120,809
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,912,009
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/32 1,210,647
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,049,675

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000% 09/01/35 $ 1,045,727
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,042,479
3,325,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,686,576
1,270,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,393,894
3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,320,403
8,610,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 8,792,139
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,454,204
12,245,000 (f) Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 13,418,147
10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,333,595
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,918,434
3,000,000 (f) Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/32 3,414,284
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,744,128
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/33 2,742,968
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/34 3,918,136
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,003,158
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,271,285
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,121,914
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,143,492
3,650,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,867,226
8,960,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,596,076
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 1,011,287
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/33 5,240,002
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/34 5,372,348
1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/33 1,970,746
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/34 2,079,619
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 1,272,968
1,720,000 Houston Higher Education Finance Corporation, Texas,
Revenue Bonds, Rice University, Series 2024
5 .000 05/15/34 1,984,086

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000% 07/01/28 $ 7,393,118
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 12,003,092
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,783,091
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,000,553
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 909,080
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 8,283,886
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,714,606
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,057,808
3,165,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,372,446
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,789,719
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,130,700
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 7,990,122
1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/31 1,327,001
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 989,565
2,880,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,944,646
2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000 02/15/29 2,224,463
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 1,613,532
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,001,570
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,028,452
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,572,669
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,003,180
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,002,958
4,095,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,256,959
4,565,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,433,962
820,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .000 12/01/25 820,223
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,723,362

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,520,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625% 10/01/31 $ 2,523,019
1,800,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,865,499
1,040,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 1,039,877
3,000,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Variable Rate Demand Obligation Series 2012, (AMT),
(Mandatory Put 11/03/25)
3 .850 01/01/26 2,999,645
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,059,843
660,000 Montgomery County, Texas, General Obligation Bonds, Road
Series 2025
4 .500 03/01/50 652,120
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/33 3,340,967
5,920,000 (f) North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .000 06/01/43 5,776,848
3,860,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,676,917
9,190,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,177,964
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,523,102
4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000 01/01/41 4,279,984
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,326,739
2,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 2,287,637
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,837,930
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 6,001,580
7,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 8,480,120
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/34 5,282,162
1,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 925,314
6,865,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,660,880
13,675,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 9,923,447
1,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 661,665
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 1,977,371
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,301,589

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000% 08/15/43 $ 1,480,548
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 754,663
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 901,733
3,910,000 (f) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/32 4,446,768
3,765,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 4,191,710
5,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,088,008
5,835,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4 .750 07/01/40 6,009,848
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,859,930
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,546,982
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,356,537
20,170,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 21,705,040
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,855,025
10,000,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,929,536
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 6,863,746
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/38 3,807,714
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,835,706
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,742,234
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,858,174
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,607,549
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,291,361
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,662,101
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,065,459
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,045,886
6,065,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,141,587
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,954,485
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,730,818

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000% 08/01/35 $ 747,661
1,605,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 1,010,163
2,120,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,259,636
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 583,123
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,017,589
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,824,451
15,315,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 17,696,611
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,113,086
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,710,283
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,119,609
2,250,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,434,784
TOTAL TEXAS 679,331,219
UTAH - 0.6%
1,055,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 1,020,480
1,600,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,467,081
1,300,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,302,632
1,790,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,595,102
1,250,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,264,583
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000 03/01/38 7,689,590
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,959,939
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,515,400
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,532,426
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,927,719
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,565,456
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,946,130
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 1,258,393
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,225,945
6,585,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,635,526
TOTAL UTAH 52,906,402

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VERMONT - 0.1%
$ 2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000% 05/01/37 $ 2,792,197
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,614,909
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,437,843
TOTAL VERMONT 8,844,949
VIRGINIA - 1.7%
5,260,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,089,399
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,983,148
6,325,842 Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class
A Green Series 2024ML-028
4 .095 11/25/42 6,216,486
3,835,000 Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .497 06/25/42 3,883,448
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,088,081
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 830,025
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 1,000,055
710,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 545,402
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,810,039
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,500,616
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,718,279
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 499,767
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650 07/01/40 2,154,090
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,030,685
1,560,000 (f) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .600 07/01/40 1,577,404
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,576,047
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,012,470
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,608,692
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 1,324,900
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,923,703
3,220,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 3,221,903
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,610,689

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 10,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/56 $ 10,065,852
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,910,799
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,270,654
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,129,107
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,466,258
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,711,144
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 2,003,682
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 3,179,346
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,404,122
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,574,647
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,874,286
2,565,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 2,583,928
TOTAL VIRGINIA 143,379,153
WASHINGTON - 2.9%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,165,415
2,735,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,786,672
7,915,000 (f) King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 9,182,369
8,965,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0 .875 01/01/42 8,894,873
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,171,343
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 9,011,005
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,679,211
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,613,522
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,077,813
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,999,793
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,350,292
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,118,813

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000% 08/15/40 $ 5,930,942
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,091,876
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,414,034
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,788,102
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,376,204
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,293,426
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,314,826
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,800,709
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,063,765
2,265,000 (d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1
2 .500 07/01/28 2,163,630
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200 06/01/41 5,036,375
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,179,654
39,810,205 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 38,380,649
6,063,298 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221 03/01/50 5,833,619
5,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,257,246
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,758,499
9,470,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,913,136
5,555,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,814,939
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,314,591
5,000,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,233,968
5,090,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,452,271
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,004,903
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,217,895
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,813,634
TOTAL WASHINGTON 239,500,014

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.4%
$ 1,665,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700% 12/01/42 $ 1,706,034
5,895,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 6,040,284
1,675,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,748,053
11,480,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,611,490
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,250,177
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,710,693
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900 11/01/39 1,915,067
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,534,169
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,558,935
TOTAL WEST VIRGINIA 36,074,902
WISCONSIN - 2.6%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,708,376
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,253,577
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,939,376
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,725,170
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/26 4,429,409
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,468,510
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,735,756
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,435,798
10,035,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,037,158
25,400,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 20,320,000
2,600,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 2,607,462
8,495,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,687,805
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2 .625 11/01/25 16,786,036
7,955,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,856,200
1,820,000 (d) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,821,393

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050% 11/01/30 $ 4,173,045
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,096,790
8,000,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 7,693,401
4,770,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/45 4,550,939
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,336,392
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,335,301
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,488,401
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,081,023
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,125,186
7,825,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000 08/15/54 7,953,460
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,649,137
30,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,545
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,169,189
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,477,684
5,490,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,603,247
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,376,774
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,929,525
1,355,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015
5 .000 12/15/25 1,356,455
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,402,375
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,384,891
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,237,757
2,685,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 2,687,107
4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,509,005
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/31 7,956,269
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 14,950,937
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/33 11,516,554
TOTAL WISCONSIN 210,883,415

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 1.0%
$ 16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625% 07/15/39 $ 14,837,975
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 973,382
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,007,649
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 896,640
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,576,046
8,740,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 9,080,408
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 27,852,555
2,450,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900 12/01/34 2,450,311
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 5,545,121
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,772,449
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 4,953,596
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,393,345
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,705,092
TOTAL WYOMING 79,044,569
TOTAL MUNICIPAL BONDS
(Cost $8,210,020,596) 7,984,295,569
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1941619 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1941619
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
812,771 (i) Jackson Hospital 13 .000 11/04/25 812,771
1,128,848 (i) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 12/16/25 1,128,848
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,941,619
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,935,920) 1,941,619
TOTAL LONG-TERM INVESTMENTS
(Cost $8,264,223,980) 8,035,133,579
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
110029747 MUNICIPAL BONDS - 1.3% 110029747
CALIFORNIA - 0.2%
14,600,000 (j) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Variable Rate Demand, Series 2021A-2
3 .000 07/01/51 14,600,000
TOTAL CALIFORNIA 14,600,000
MINNESOTA - 0.1%
8,395,000 (j) Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2015D, (AMT)
2 .940 01/01/46 8,395,000
TOTAL MINNESOTA 8,395,000

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 1.0%
$ 26,000,000 (j) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012G-4
3 .500% 11/01/30 $ 26,000,000
10,575,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Variable Rate Demand Fiscal 2010 Series 2009CC
3 .900 06/15/41 10,575,000
10,000,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series CC
3 .850 06/15/53 10,000,000
10,000,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series EE-1
3 .900 06/15/55 10,000,000
14,460,000 (j) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-2
3 .500 05/01/55 14,460,000
10,000,000 (j) New York City, New York, General Obligation Bonds, Fiscal
2019 Series D-4
3 .850 12/01/47 10,000,000
TOTAL NEW YORK 81,035,000
TEXAS - 0.0%
12,000,000 Texas A&M University 2 .600 10/15/25 5,999,747
TOTAL TEXAS 5,999,747
TOTAL MUNICIPAL BONDS
(Cost $110,030,000) 110,029,747
TOTAL SHORT-TERM INVESTMENTS
(Cost $110,030,000) 110,029,747
TOTAL INVESTMENTS - 98.8%
(Cost $8,374,253,980) 8,145,163,326
BORROWINGS - (0.1)% (k) (8,086,737)
OTHER ASSETS & LIABILITIES, NET -  1.3% 103,358,173
NET ASSETS - 100% $ 8,240,434,762
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Affiliated holding
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $371,888,723 or 4.6% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.1%.

Portfolio of Investments September 30, 2025
Limited Term
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
4598356078 MUNICIPAL BONDS - 97.2% 4598356078
ALABAMA - 2.4%
$ 975,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .100% 10/01/39 $ 964,289
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,395,302
2,290,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000 12/01/49 2,297,727
7,505,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4 .000 10/01/52 7,596,023
2,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 2,464,507
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/28 5,253,944
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/29 2,662,592
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 6,416,658
2,665,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 2,882,845
3,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,257,586
6,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 6,244,432
1,100,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/29 1,176,287
4,250,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
1 .000 12/01/55 4,658,182
8,530,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 8,547,611
5,030,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 5,108,490
1,030,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 1,036,422
4,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 4,338,926
13,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 14,504,553
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,226,929
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,443,590
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 1,091,423
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/30 736,051
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 1,101,409
3,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,208,840
TOTAL ALABAMA 113,614,618

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.3%
$ 1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850% 06/01/34 $ 1,041,116
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 12/01/34 1,057,685
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000 12/01/35 10,179,343
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2 .000 12/01/35 18,965,158
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .150 12/01/36 2,896,616
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150 06/01/36 6,699,551
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/26 3,567,895
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/27 5,313,405
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/29 5,987,364
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5 .250 10/01/36 165,248
1,000,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/28 1,071,830
1,815,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5 .000 06/30/26 1,849,301
1,525,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5 .000 06/30/28 1,630,488
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,861,999
TOTAL ALASKA 62,286,999
ARIZONA - 1.5%
5,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/29 5,472,731
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 5,319,425
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 6,803,529
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,981,198
11,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 11,198,630
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2 .300 07/01/28 3,551,731
4,260,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(AMT), (Mandatory Put 3/31/26)
4 .125 09/01/32 4,275,437
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5 .000 01/01/53 5,054,184
4,530,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0 .875 06/01/43 4,397,884
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0 .875 06/01/43 2,087,296
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/36 6,464,918

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 615,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000% 08/01/28 $ 658,302
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/29 1,343,251
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/28 2,142,346
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,095,677
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/30 3,933,019
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .300 06/01/27 3,573,014
TOTAL ARIZONA 69,352,572
ARKANSAS - 0.4%
8,630,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2 .875 11/01/32 8,591,749
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2 .125 02/01/31 1,977,600
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/27 2,560,290
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/29 3,916,357
TOTAL ARKANSAS 17,045,996
CALIFORNIA - 3.7%
17,460,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Term Rate Series 2018A,
(Mandatory Put 4/01/26)
2 .625 04/01/45 17,425,723
2,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,668,454
3,560,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 3,900,134
5,375,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,695,149
6,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 6,591,397
2,900,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 3,237,393
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 630,770
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/29 1,333,733
6,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 7,264,605
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/27 2,096,111
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/28 3,062,459
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .000 12/31/30 19,436,068
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/26 2,009,709
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/27 1,534,433

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,700,000 (c) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 1/15/26)
3 .850% 07/01/51 $ 2,698,848
9,410,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2 .400 10/01/44 8,996,408
2,565,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 2,563,233
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,840,670
6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 6,698,773
10,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 10,740,375
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .000 08/01/31 2,276,547
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 5,605,956
1,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,012,933
1,070,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/26 1,087,647
350,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 361,442
2,815,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,084,606
8,655,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2 .400 10/15/29 8,325,977
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5 .000 08/01/27 6,332,893
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/26 1,521,690
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/27 2,335,341
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/28 2,115,023
2,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/29 3,051,461
4,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding Senior
Lien Series 2018B, (AMT)
5 .000 05/15/26 4,057,840
2,780,000 Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5 .000 08/15/49 3,098,607
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/28 2,118,731
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/29 2,157,719
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/30 3,018,600

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000% 05/01/36 $ 4,539,293
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000 05/01/28 3,656,919
TOTAL CALIFORNIA 175,183,670
COLORADO - 1.7%
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5 .000 12/15/29 3,303,567
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,065,839
18,520,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 18,616,085
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/26 1,022,446
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5 .000 05/15/62 13,782,469
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 12,023,384
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1 .950 11/01/36 505,444
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1 .800 11/01/36 1,936,548
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4 .500 12/01/27 257,033
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 3,112,409
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 6,597,739
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/27 5,859,121
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/26 4,274,898
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,321,181
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4 .625 12/01/27 738,232
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 01/15/26 499,458
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/26 430,730
1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/27 1,457,467
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/27 644,061
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3 .375 12/01/30 405,457
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 746,391
TOTAL COLORADO 79,599,959

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.5%
$ 6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200% 07/01/37 $ 6,730,768
6,160,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 6,611,629
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3 .750 11/15/33 1,972,788
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .600 11/15/34 4,478,487
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .300 11/15/35 2,925,132
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1 .950 11/15/35 3,537,971
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2 .200 11/15/34 997,281
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .700 05/15/34 2,828,541
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .000 11/15/36 3,248,074
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .000 11/15/36 9,656,544
2,835,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 2,855,668
12,000,000 (b) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 13,130,529
1,510,000 Connecticut State, General Obligation Bonds, Series 2022E 5 .000 11/15/26 1,551,743
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/27 2,857,360
3,220,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series 2022B
5 .000 07/01/26 3,280,109
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 2,780,024
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 2,136,894
TOTAL CONNECTICUT 71,579,542
DELAWARE - 0.1%
3,735,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3 .600 01/01/31 3,871,669
1,635,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .000 07/01/39 1,619,872
TOTAL DELAWARE 5,491,541
DISTRICT OF COLUMBIA - 1.5%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5 .000 08/01/31 7,659,772
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5 .000 12/01/30 11,243,341
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000 10/01/32 4,245,890
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5 .000 10/01/32 3,784,794
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5 .000 10/01/31 5,436,633
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/32 5,078,754
5,290,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/30 5,478,768
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,558,511

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000% 10/01/28 $ 3,191,878
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 7,206,817
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 4,049,637
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,601,868
TOTAL DISTRICT OF COLUMBIA 72,536,663
FLORIDA - 3.6%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/27 4,191,898
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/34 2,050,336
500,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 505,086
2,360,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,472,050
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/34 4,244,582
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/35 4,003,877
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 14,644,260
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 8,591,005
18,065,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 15,390,914
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 1,332,509
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2 .800 07/01/34 6,394,092
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 1,563,667
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1 .800 07/01/36 1,810,127
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1 .800 07/01/36 2,213,683
15,910,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 17,432,622
7,870,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/30 8,775,606
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/27 23,024,481
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5 .000 10/01/26 2,666,066
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5 .000 10/01/30 9,864,907
2,485,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/26 2,546,811
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/27 2,267,710
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/28 3,212,543

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000% 10/01/29 $ 2,793,968
4,505,000 Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 4,504,897
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/28 4,356,152
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/29 2,341,120
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/30 9,628,505
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 2,708,347
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 2,891,391
1,110,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,242,155
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/30 873,256
1,370,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/31 1,554,743
TOTAL FLORIDA 171,093,366
GEORGIA - 2.4%
3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/30 3,833,693
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/26 2,031,636
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/27 1,296,965
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/28 2,783,701
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/29 5,394,296
3,250,000 (b) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/30 3,607,633
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .750 12/01/35 2,591,466
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .250 12/01/36 2,214,378
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 1,918,897
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 06/01/31 1,074,272
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 12/01/31 596,911
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 06/01/32 1,143,190
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 12/01/32 463,980
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/29 5,252,626
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/31 5,255,690
2,040,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,083,275
10,110,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,374,265
6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 6,888,904
15,800,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 15,899,444
7,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 7,695,729

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000% 12/01/53 $ 3,773,091
5,595,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 6,058,892
5,570,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 6,062,904
1,120,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3 .875 10/01/48 1,124,384
11,500,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/29 12,651,245
TOTAL GEORGIA 112,071,467
GUAM - 0.0%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/30 2,250,885
TOTAL GUAM 2,250,885
HAWAII - 0.7%
5,335,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 4,631,535
10,820,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 10,722,080
6,025,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5 .000 09/01/30 6,281,271
9,460,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 10,392,000
TOTAL HAWAII 32,026,886
IDAHO - 0.6%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/26 6,075,524
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/29 5,094,127
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/31 5,145,697
5,010,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 5,489,235
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5 .000 06/01/28 6,417,794
TOTAL IDAHO 28,222,377
ILLINOIS - 5.0%
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5 .000 02/01/27 1,526,278
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/26 545,180
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/27 747,334
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/28 541,906
3,300,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 3,315,120
20,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/26 20,109
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/34 2,609,974
1,970,000 (a) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 1,981,004
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/27 1,214,809
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/28 3,393,152

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0 .000% 12/15/26 $ 19,382
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/26 943,132
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/27 979,427
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3 .000 10/15/27 8,173,140
20,875,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2 .450 11/15/39 20,833,766
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1 .250 11/01/38 11,020,424
2,200,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 2,245,423
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/30 1,854,443
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/26 3,064,502
1,035,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 1,070,078
4,000,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5 .000 08/15/54 4,412,215
3,100,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,184,283
8,680,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 8,611,477
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 972,694
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 05/01/40 2,052,243
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1 .950 10/01/36 8,153,148
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/31 16,707,354
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 5,556,690
695,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 726,459
760,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 761,458
6,405,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 6,434,922
5,525,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 5,661,578
13,260,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 13,871,757
5,745,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 6,004,921
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 5,418,605
10,810,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/28 11,129,221
65,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 65,503
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 2,622,620

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000% 06/15/28 $ 11,638,332
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 5,389,440
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 1,009,595
2,945,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,988,310
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/26 1,264,203
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/25 777,924
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/26 1,972,097
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/27 376,341
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/28 2,025,410
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/30 676,115
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/33 1,023,752
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/36 1,010,660
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/40 1,892,988
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/44 1,925,684
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/25 325,000
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/26 254,998
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .450 03/01/26 1,259,611
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .600 03/01/28 1,230,038
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5 .000 01/01/28 8,658,094
2,780,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/26 2,801,330
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/27 3,776,218
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5 .000 03/01/29 14,594,596
TOTAL ILLINOIS 235,316,467
INDIANA - 2.8%
18,060,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 17,822,872
8,885,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 03/01/38 9,003,476
21,115,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 21,219,995
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 1,102,266

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,750,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3 .750% 03/01/31 $ 5,801,575
7,490,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 7,581,600
7,695,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5 .000 10/01/62 8,119,742
7,765,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 8,378,183
8,075,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0 .700 12/01/46 8,026,483
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/26 1,578,151
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/27 1,729,729
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5 .000 10/01/26 1,252,607
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1 .950 07/01/35 2,897,478
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1 .900 07/01/36 1,011,330
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1 .900 07/01/36 2,111,658
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 6,150,935
3,450,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 3,543,050
2,800,000 (b) Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 01/15/29 3,014,202
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/29 1,085,252
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/30 1,106,415
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 01/15/31 1,114,764
9,815,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 9,945,524
3,775,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 3,951,636
5,755,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 6,139,690
TOTAL INDIANA 133,688,613

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.4%
$ 5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000% 12/01/50 $ 5,761,809
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1 .850 07/01/35 2,547,099
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .450 07/01/34 2,074,243
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .500 01/01/35 2,721,055
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .000 07/01/36 2,420,090
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .000 07/01/36 1,571,291
TOTAL IOWA 17,095,587
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5 .000 09/01/27 8,942,437
4,315,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 4,633,758
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 1,997,875
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 11,580,336
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 2,133,398
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 4,230,133
TOTAL KANSAS 33,517,937
KENTUCKY - 3.7%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3 .700 08/01/27 8,329,179
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1 .750 10/01/34 5,918,393
30,000,000 Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1 .550 09/01/42 29,378,142
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 4,564,316
6,270,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 6,281,215
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 5,029,104
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5 .000 07/01/27 2,344,743
8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/30 9,681,252
14,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/31 16,853,472
4,200,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 4,508,006

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0 .900% 09/01/26 $ 3,903,270
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1 .350 11/01/27 7,661,721
18,100,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1 .750 02/01/35 17,851,759
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4 .000 09/01/27 3,888,378
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,384,123
1,800,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 1,750,849
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 6,076,300
1,745,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 1,758,227
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 3,018,633
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3 .900 11/01/25 3,251,750
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0 .625 09/01/26 2,993,211
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1 .350 11/01/27 9,798,391
21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 19,952,770
TOTAL KENTUCKY 176,177,204
LOUISIANA - 2.2%
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .100 12/01/36 682,555
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 1,854,186
3,005,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
4 .000 10/01/25 3,005,000
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 17,418,357
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5 .000 06/01/45 4,197,939
6,340,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/30 7,029,331
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5 .000 09/01/31 13,653,370
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5 .000 08/01/27 5,281,074
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5 .000 06/01/26 926,534
2,780,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 3,007,761
1,255,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
1 .000 08/01/41 1,258,876

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050% 06/01/37 $ 16,549,206
17,200,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 17,117,012
10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 9,974,595
TOTAL LOUISIANA 101,955,796
MAINE - 0.2%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1 .850 11/15/36 2,245,843
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .300 11/15/35 966,746
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .050 11/15/36 2,387,852
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1 .900 11/15/36 1,614,481
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .200 11/15/36 1,601,033
TOTAL MAINE 8,815,955
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5 .000 10/01/25 7,205,000
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5 .000 03/01/27 8,432,277
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/29 6,574,063
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/30 7,563,928
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 11,911,745
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 9,950
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/26 1,009,664
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 6,207,601
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .300 09/01/35 3,548,512
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1 .950 09/01/35 3,995,479
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .800 09/01/36 9,349,388
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1 .875 09/01/36 6,547,055
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .200 09/01/36 9,668,740
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5 .000 11/01/29 4,999,338
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/30 3,999,556
TOTAL MARYLAND 91,022,296

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.6%
$ 2,945,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000% 02/01/29 $ 3,221,802
3,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/31 3,423,054
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/29 2,948,043
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/30 2,916,118
2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/31 2,661,757
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/32 2,224,561
160,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/26 162,964
170,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/27 177,436
175,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/28 186,892
220,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 244,783
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2 .450 11/01/30 2,126,978
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2 .750 12/01/34 1,763,868
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2 .650 06/01/26 997,213
2,635,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4 .000 06/01/26 2,636,999
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,430,633
3,130,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4 .000 12/01/27 3,154,598
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 1,010,908
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1 .950 12/01/35 4,061,022
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .000 12/01/36 795,961
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2 .000 12/01/36 2,168,993
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .150 12/01/36 6,008,850
15,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/30 16,648,083
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/26 3,734,882
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/27 4,716,022
6,750,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2025
5 .000 07/24/26 6,881,304
TOTAL MASSACHUSETTS 77,303,724
MICHIGAN - 3.3%
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 2,736,454
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5 .000 07/01/31 5,667,694
10,015,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/26 10,198,944
7,510,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/27 7,844,654

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 4,050,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000% 04/15/26 $ 4,098,474
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/27 2,693,772
5,290,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 5,332,004
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/29 5,185,361
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/27 2,062,825
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 5,364,365
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .550 10/01/33 7,118,582
2,180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3 .300 04/01/26 2,180,375
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3 .750 04/01/27 9,431,387
1,350,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 1,352,697
1,820,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .350 12/01/34 1,808,815
4,640,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3 .100 12/01/31 4,622,200
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 9,069,154
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .350 12/01/35 12,476,158
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1 .950 12/01/36 4,800,808
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4 .000 12/01/37 2,001,591
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5 .000 10/15/27 5,947,093
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 4,231,363
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/30 2,221,013
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/26 3,128,825
12,165,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 12,102,499
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0 .875 04/01/35 7,487,698
7,230,000 Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3 .875 06/01/53 7,089,055
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,284,041
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5 .000 12/01/28 7,981,118
TOTAL MICHIGAN 158,519,019

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.1%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000% 02/01/29 $ 2,969,879
5,030,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 5,314,647
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .400 01/01/35 1,094,905
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .250 07/01/35 1,890,437
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1 .875 07/01/35 3,528,973
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .000 07/01/36 4,516,648
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2 .000 07/01/36 4,069,785
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .150 07/01/36 6,934,086
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2 .600 07/01/37 2,822,082
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5 .000 03/01/31 6,880,136
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3 .300 08/01/26 2,002,673
4,315,000 (b) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/31 4,912,565
6,000,000 (b) Minnesota State, General Obligation Bonds, Various Purpose
Bid Groups 1 & 2 Series 2025A
5 .000 08/01/30 6,734,120
TOTAL MINNESOTA 53,670,936
MISSISSIPPI - 0.6%
7,755,000 Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2 .650 04/01/37 7,728,045
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,866,521
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/30 3,839,027
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/31 6,694,657
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .250 12/01/35 1,009,155
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1 .800 12/01/35 489,233
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/26 1,535,830
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 2,430,629
TOTAL MISSISSIPPI 29,593,097
MISSOURI - 0.9%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,938,092
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,191,183
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 4,861,913
12,465,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,556,022

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5 .000% 06/01/27 $ 2,607,438
2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .125 11/01/39 2,671,720
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .500 11/01/34 644,252
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1 .950 11/01/36 854,442
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1 .800 11/01/36 1,464,030
TOTAL MISSOURI 40,789,092
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/33 1,290,549
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/35 1,469,074
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/27 1,041,933
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/28 1,122,825
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/29 1,414,968
2,000,000 Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3 .320 07/01/46 2,014,583
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1 .850 12/01/36 583,698
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 389,132
TOTAL MONTANA 9,326,762
NATIONAL - 0.1%
2,601,433 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 2,469,995
TOTAL NATIONAL 2,469,995
NEBRASKA - 0.6%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 8,943,900
5,040,000 Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5 .000 08/01/55 5,451,576
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 1,723,579
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .350 09/01/35 7,432,579
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 1,999,662
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .100 09/01/36 2,865,563
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,636,219
TOTAL NEBRASKA 30,053,078

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.4%
$ 6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5 .000% 07/01/27 $ 6,624,897
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017,
(Mandatory Put 3/31/26)
3 .750 01/01/36 3,508,839
1,000,000 (c),(d) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 999,870
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1 .850 10/01/33 1,653,333
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .000 10/01/36 1,576,549
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2 .200 10/01/36 2,410,944
TOTAL NEVADA 16,774,432
NEW HAMPSHIRE - 0.9%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 8,627,281
3,605,000 National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 3,607,368
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 11,516,325
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3 .300 06/01/40 5,029,937
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3 .300 06/01/38 4,526,943
8,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/32 9,129,297
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .100 07/01/39 2,487,136
TOTAL NEW HAMPSHIRE 44,924,287
NEW JERSEY - 2.1%
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/27 977,395
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/28 961,181
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/29 948,256
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/29 1,062,184
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/26 3,623,341
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/27 3,911,497
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 6,134,166
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/33 6,630,975
920,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 921,267
9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0 .850 12/01/25 9,121,154
3,165,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 3,642,957

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000% 07/01/29 $ 2,639,465
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3 .500 05/01/29 3,251,871
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,348,372
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5 .000 06/15/30 1,764,921
1,345,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/26 1,383,726
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/32 2,128,827
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/27 5,305,459
5,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 5,795,166
14,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,972,124
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 3,697,890
2,385,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 2,319,785
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .250 07/15/28 6,455,915
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3 .000 03/01/28 6,712,855
TOTAL NEW JERSEY 101,710,749
NEW MEXICO - 0.8%
13,630,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0 .875 06/01/40 13,267,525
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5 .000 06/15/27 15,653,301
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 1,565,052
2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1 .950 07/01/36 1,735,276
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1 .875 07/01/36 780,380
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .125 09/01/39 1,170,001
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5 .000 06/15/26 1,762,860
203,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3 .750 05/01/28 202,990
TOTAL NEW MEXICO 36,137,385
NEW YORK - 8.1%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4 .250 04/01/42 10,132,544
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/27 1,776,506
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,802,453
1,400,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 1,508,815
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/30 8,714,724

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3 .000% 09/01/49 $ 2,526,127
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5 .000 11/15/32 5,143,771
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/28 3,741,029
11,180,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/29 12,174,046
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/32 2,467,613
10,850,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2015C-1
5 .250 11/15/29 10,884,342
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/26 1,066,284
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/27 1,501,703
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3 .700 05/01/63 10,031,861
10,250,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0 .900 11/01/60 10,182,891
3,065,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3 .700 05/01/64 3,116,731
5,835,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2 .000 11/01/35 4,806,758
3,170,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3 .450 11/01/34 3,170,071
3,010,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2 .550 11/01/34 2,711,997
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2 .250 10/01/29 790,458
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5 .000 02/01/34 6,036,562
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5 .000 11/01/28 9,523,153
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 8,431,921
810,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/27 842,521
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/29 5,077,515
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/28 1,597,034
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/29 2,176,855
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/30 1,666,528
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/28 5,383,354
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/29 7,259,677

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,375,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5 .000% 08/01/33 $ 4,440,260
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5 .000 08/01/27 28,817,537
3,125,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series 1
5 .000 08/01/26 3,190,248
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 8,076,452
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/28 13,373,024
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,622,478
2,080,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1 .000 11/01/61 2,025,595
4,850,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1 .100 11/01/61 4,679,236
9,545,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2 .500 11/01/60 9,476,641
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500 11/01/34 7,426,530
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .100 11/01/35 3,465,555
8,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3 .600 11/01/63 8,184,582
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 6,678,136
1,835,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3 .350 12/15/54 1,847,910
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 8,832,064
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .000 10/01/35 2,001,600
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .100 10/01/35 2,872,462
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .000 10/01/33 3,018,722
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .200 10/01/36 8,028,443
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .200 10/01/36 3,728,926
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 14,519,125
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 10,889,179
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,785,375
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/27 5,212,396
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/28 2,122,063

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/29 $ 2,153,368
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 3,058,697
1,000,000 Oyster Bay, Nassau County, New York, General Obligation
Bonds, Refunding Public Improvement Series 2022 - AGM
Insured
5 .000 08/01/27 1,050,664
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 3,179,502
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/27 10,448,372
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 4,103,625
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/27 500,865
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/26 2,249,294
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/28 2,313,022
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,343,500
10,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series
2023A
5 .000 11/15/26 10,293,315
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 3,178,333
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5 .000 11/15/27 8,496,702
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5 .000 05/15/26 10,162,675
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5 .000 06/01/26 1,949,123
TOTAL NEW YORK 384,041,440
NORTH CAROLINA - 0.9%
6,705,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 6,749,492
3,920,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3 .450 01/15/48 3,921,407
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0 .800 01/15/48 5,479,098
4,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3 .200 07/01/56 4,110,228
870,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .450 07/01/34 769,549
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .625 01/01/35 2,523,763
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .000 07/01/36 4,033,484

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000% 01/01/28 $ 1,654,716
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5 .000 10/01/27 11,295,591
TOTAL NORTH CAROLINA 40,537,328
NORTH DAKOTA - 0.8%
2,345,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 2,346,602
1,655,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/25 1,657,120
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/26 2,423,356
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/27 2,640,148
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4 .000 05/01/27 225,616
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/28 485,342
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/29 383,692
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/30 407,979
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 325,295
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5 .000 05/01/32 5,575,250
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/29 707,854
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/30 567,112
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/31 599,201
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/32 629,001
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/33 663,016
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2 .800 07/01/32 5,947,447
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .000 07/01/34 2,143,638
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 2,221,501
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .100 07/01/35 2,675,879
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .050 07/01/36 2,924,891
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .300 07/01/36 2,071,038
TOTAL NORTH DAKOTA 37,620,978
OHIO - 4.0%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 1,553,066
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 9,637,497
12,185,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 13,079,517
10,480,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 11,333,786

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000% 06/01/32 $ 4,726,784
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 3,317,382
7,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 8,344,676
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 4,691,327
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 1,489,369
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,197,973
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 967,554
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/25 1,003,003
2,745,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5 .000 12/01/29 3,027,882
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3 .700 07/01/28 6,009,078
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 3,350,048
15,750,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 15,074,506
10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 9,571,115
2,380,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2 .400 12/01/38 2,269,144
11,905,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,438,336
20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 20,710,566
12,635,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 12,899,576
360,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 362,279
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3 .500 09/01/34 1,330,843
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2 .800 09/01/34 2,310,096
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .500 09/01/35 1,259,035
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .050 09/01/36 2,978,356
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .250 09/01/36 2,369,448

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,610,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .800% 09/01/35 $ 1,618,667
1,640,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 03/01/36 1,644,002
1,490,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 09/01/36 1,485,313
6,235,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .100 09/01/39 6,217,932
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4 .000 09/01/27 1,909,086
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4 .000 03/01/27 2,563,432
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4 .000 09/01/27 3,658,222
2,440,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2 .750 01/01/52 2,429,621
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/39 5,342,726
1,395,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/31 1,597,256
1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/32 1,154,817
TOTAL OHIO 186,923,316
OKLAHOMA - 4.1%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/31 1,089,933
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/32 1,108,951
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/27 1,564,233
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5 .000 09/01/31 5,572,340
5,015,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5 .000 09/01/27 5,229,267
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/32 4,607,156
9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/27 9,288,988
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,970,551
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/27 7,874,120
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,483,186
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/27 1,037,584

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3 .250% 10/01/28 $ 1,002,451
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5 .000 09/01/32 4,929,521
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/26 2,372,565
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/26 203,526
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/27 467,258
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/29 554,239
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/30 590,352
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/31 1,155,399
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/32 900,223
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/31 1,371,467
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/32 1,045,354
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/33 1,358,374
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/27 5,236,564
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 1,060,730
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/29 1,080,342
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/26 1,469,711
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/27 643,805
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/28 742,731
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/29 755,086
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/27 1,124,075
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/28 1,146,840
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4 .000 03/01/27 5,311,787

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5 .000% 09/01/28 $ 1,093,217
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/26 594,897
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/27 1,021,725
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/28 1,231,037
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/29 1,039,615
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/30 1,048,037
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/31 1,043,562
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/32 1,037,358
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3 .250 04/01/26 3,657,133
2,530,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4 .000 03/01/26 2,543,567
5,850,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,778,515
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1 .000 07/01/27 6,642,742
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/26 1,917,648
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/27 3,267,972
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 1,462,191
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/29 402,014
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 330,223
7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5 .000 04/01/27 7,761,173
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 2,039,457
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/28 268,226
400,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/29 416,242
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/30 366,720
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/31 267,905

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000% 12/01/32 $ 399,456
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/26 549,770
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/28 1,326,715
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/26 770,187
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/27 715,220
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 399,666
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/32 492,509
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/33 512,917
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/34 2,167,990
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/35 1,160,100
1,115,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools
Project, Series 2018
5 .000 12/01/25 1,118,706
3,625,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
1 .000 03/01/26 3,586,514
8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0 .050 04/01/26 8,607,429
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4 .000 07/01/26 10,074,923
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5 .000 09/01/28 11,470,725
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0 .500 11/01/25 12,760,599
1,470,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/27 1,499,452
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/28 308,708
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/27 529,830
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/29 484,249
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/31 1,794,616
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/27 1,809,271
TOTAL OKLAHOMA 195,119,437

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 1.0%
$ 1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000% 06/15/26 $ 1,104,067
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 1,044,238
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/27 2,493,684
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/28 2,192,724
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/30 1,115,553
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/31 1,415,356
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/32 3,480,414
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/27 1,250,386
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4 .000 07/01/42 11,969,468
7,525,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .050 07/01/36 6,113,834
8,000,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 7,999,946
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/27 2,601,961
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/28 2,932,171
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 955,176
TOTAL OREGON 46,668,978
PENNSYLVANIA - 4.0%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 5,438,578
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/26 2,075,414
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/27 4,575,538
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,583,066
19,483,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 17,640,744
10,137,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 7,174,395
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,555,706
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 3,486,684
1,025,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 1,007,008
390,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 392,268
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2 .625 02/15/27 5,226,804
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4 .000 11/15/30 4,722,720

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 8,065,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450% 12/01/39 $ 7,454,842
6,540,000 Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 6,738,324
1,000,000 (b) North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/30 1,110,120
504,166 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 221,833
277,700 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 49,986
3,000,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 2,998,720
15,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1 .100 06/01/31 14,566,350
3,750,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 3,624,761
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .250 10/01/28 1,272,480
1,750,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,755,559
6,135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .200 10/01/32 6,129,309
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .000 04/01/27 3,383,718
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .050 10/01/27 3,345,057
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 8,472,716
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 1,020,223
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 2,367,118
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 6,253,036
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300 10/01/35 4,071,889
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .250 10/01/36 8,102,083
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3 .950 04/01/35 3,661,386
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5 .000 09/01/27 9,432,751
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 5,471,762
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 9,494,253
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,569,416
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,482,743
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/25 1,001,517

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000% 11/01/26 $ 868,896
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/27 1,040,917
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/28 1,058,020
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/29 1,073,343
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/29 3,327,297
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 374,871
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5 .000 11/01/25 2,552,698
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5 .000 07/01/27 1,232,643
TOTAL PENNSYLVANIA 188,459,562
PUERTO RICO - 3.0%
2,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 2,613,803
3,700,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,861,757
2,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,576,331
935,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 973,818
3,880,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 3,907,917
21,485,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 20,323,734
36,562,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 32,380,422
30,188,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 24,735,594
10,142,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 7,634,197
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 636,201
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 35,856
5,927,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 5,677,517
17,443,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 18,059,738
13,828,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 14,798,643
1,860,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,063,067
1,674,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,197,623
710,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 702,553

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/35 $ 618,888
TOTAL PUERTO RICO 142,797,659
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2 .800 10/01/34 3,160,891
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .050 10/01/36 11,289,827
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 8,109,620
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,548,688
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2 .125 10/01/36 4,094,811
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .300 10/01/35 1,024,437
2,925,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 2,864,991
TOTAL RHODE ISLAND 33,093,265
SOUTH CAROLINA - 0.7%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5 .000 11/01/26 465,851
6,000,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,540,037
3,985,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/29 4,374,905
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .650 07/01/34 1,035,452
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .000 07/01/35 2,289,319
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1 .850 07/01/36 4,819,151
595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .450 07/01/38 606,642
2,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .000 07/01/39 2,847,431
11,050,000 South Carolina Jobs-Economic Development Authority,
Revenue Bonds, International Paper Company Project,
Refunding Environmental Improvement Series 2023A, (AMT),
(Mandatory Put 4/01/26)
4 .000 04/01/33 11,103,652
TOTAL SOUTH CAROLINA 34,082,440
SOUTH DAKOTA - 0.4%
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1 .900 11/01/36 2,436,884
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1 .850 11/01/36 3,902,470
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300 11/01/37 5,914,610
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4 .125 11/01/37 1,225,212
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 2,274,677
2,755,000 (b) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 3,150,383
TOTAL SOUTH DAKOTA 18,904,236

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.0%
$ 3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5 .000% 05/01/30 $ 4,082,118
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/32 2,476,436
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/33 2,961,979
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 812,295
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/27 725,084
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 11,068,675
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 1,770,690
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .850 07/01/32 840,195
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .400 07/01/34 2,877,270
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2 .800 07/01/34 2,816,170
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .100 07/01/35 507,403
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .050 07/01/36 1,492,522
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .000 07/01/37 1,775,051
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .050 07/01/36 2,717,711
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 906,203
3,750,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,058,922
2,155,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,157,379
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,032,101
TOTAL TENNESSEE 46,078,204
TEXAS - 10.7%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5 .000 06/01/26 1,468,915
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/26 1,662,834
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/27 1,304,638
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/29 1,941,637
550,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/25 551,371
5,365,000 (b) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/29 5,870,054
2,310,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/26 2,361,703
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/27 2,389,193
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/26 1,078,909
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/29 13,167,289
6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 7,455,838
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 13,479,244

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000% 02/15/33 $ 11,937,943
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/34 5,771,840
2,500,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/30 2,754,987
3,830,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/31 4,286,170
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 7,466,723
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 6,566,023
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 7,098,470
6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 6,262,159
3,000,000 (b) Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/30 3,337,769
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 10,997,907
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5 .000 03/01/30 7,411,390
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/28 3,731,132
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5 .000 03/01/31 2,908,641
1,295,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 1,427,744
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 3,313,029
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 4,048,407
5,095,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/27 5,269,165
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 5,775,936
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 6,254,689
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/32 9,576,294
5,185,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5 .000 06/01/32 5,321,460
10,085,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 10,350,420
3,240,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,432,825
8,310,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 8,899,932
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 4,964,331
5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 6,229,089
6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/30 7,345,942

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000% 09/15/27 $ 2,677,762
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/28 2,687,064
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/26 1,747,188
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/27 2,653,431
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 4,536,031
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,071,629
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .000 11/15/26 3,081,586
2,225,000 Houston, Texas, General Obligation Bonds, Public
Improvement and Refunding Series 2024B
5 .000 03/01/26 2,246,358
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/29 7,659,106
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/30 6,622,956
8,845,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 8,931,530
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/36 3,486,486
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/37 3,718,338
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 5,431,744
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/29 6,649,942
1,250,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/29 1,368,425
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/30 1,114,855
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5 .000 05/15/26 1,318,798
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4 .250 05/01/30 7,572,298
2,030,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,032,432
750,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 777,291
3,230,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 3,229,618
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 3,772,441
5,140,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/30 5,733,563
5,430,000 (b) North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/31 6,096,976
7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000 09/01/29 8,089,990
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 3,682,068

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,200,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000% 01/01/27 $ 3,219,206
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4 .000 02/15/32 5,003,288
8,685,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 9,200,274
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5 .000 03/15/35 8,078,105
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/01/30 1,926,299
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5 .000 02/01/32 1,970,618
2,150,000 (b) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/30 2,384,883
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/28 5,296,596
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 5,407,792
8,955,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 9,032,587
7,550,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 8,159,921
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3 .500 07/01/34 2,475,016
4,860,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .100 01/01/39 4,852,217
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1 .850 09/01/36 2,672,722
5,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 5,380,526
15,040,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 16,942,560
5,665,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 6,191,582
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 12/31/33 4,247,985
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 06/30/34 3,075,081
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/30 3,141,799
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/31 4,148,270
5,025,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/26 5,081,417
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/27 3,274,299
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/31 8,529,244
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5 .000 10/01/32 13,295,129
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5 .000 10/01/36 9,994,650

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000% 08/15/31 $ 5,963,392
4,010,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 4,060,638
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 4,638,959
12,710,000 (b) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 04/15/30 14,095,816
TOTAL TEXAS 505,202,819
UTAH - 0.8%
1,000,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/30 1,111,349
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/27 2,862,912
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/26 1,116,906
1,205,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/27 1,249,227
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/28 1,164,402
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/29 1,757,893
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,603,321
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5 .000 07/01/28 2,117,096
5,160,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 5,256,234
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .050 07/01/39 3,595,437
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .000 06/01/26 709,719
1,515,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/30 1,695,078
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/31 1,279,592
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/32 1,583,325
6,595,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 7,142,961
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5 .000 06/15/30 3,561,628
TOTAL UTAH 37,807,080
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .200 11/01/36 925,774
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .125 11/01/39 2,844,887
TOTAL VERMONT 3,770,661
VIRGINIA - 0.8%
2,700,000 Alexandria Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, 431 S Columbus St Block
4, Series 2024A, (Mandatory Put 12/01/25)
3 .400 12/01/54 2,701,246
4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1 .450 04/01/27 4,378,238
2,000,000 Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2025A
5 .000 07/15/26 2,035,764
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 5,504,837

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5 .000% 12/01/26 $ 7,759,823
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/35 6,029,277
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 1,783,883
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .100 07/01/40 2,723,552
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 1,304,346
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/36 1,988,727
1,715,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 1,727,656
TOTAL VIRGINIA 37,937,349
WASHINGTON - 1.3%
2,530,000 (b) King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/30 2,837,104
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5 .000 10/01/29 5,302,475
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5 .000 10/01/28 3,803,643
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/27 6,745,349
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/28 3,972,622
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/31 4,727,549
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 1,625,000
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/26 2,959,522
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/27 3,181,294
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/28 2,525,168
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .000 12/01/36 2,988,832
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .250 12/01/36 1,207,843
3,622,001 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 3,491,937
2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5 .000 08/01/32 3,096,982
160,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5 .000 07/01/26 162,939
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 5,516,513
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5 .000 08/01/31 9,338,354
TOTAL WASHINGTON 63,483,126

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.6%
$ 2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3 .375% 03/01/40 $ 2,541,941
2,605,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 2,669,201
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2010, (Mandatory Put
12/15/25)
0 .625 12/01/38 7,058,354
1,000,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,043,614
9,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 9,412,594
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/27 2,123,010
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/28 1,016,402
2,405,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5 .000 06/01/55 2,627,612
TOTAL WEST VIRGINIA 28,492,728
WISCONSIN - 2.7%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A
3 .000 03/01/26 1,385,703
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4 .000 03/01/36 2,510,093
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5 .000 10/01/26 6,602,147
9,750,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3 .750 10/01/27 9,913,977
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5 .000 06/01/26 3,726,635
8,545,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 8,569,522
12,505,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1 .100 07/01/29 12,279,401
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1 .100 04/01/33 3,927,096
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,251,643
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 5,006,489
7,080,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5 .000 04/01/54 7,839,832
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4 .500 06/01/27 3,834,345
4,015,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 4,087,932

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,000,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000% 02/15/51 $ 5,103,139
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 03/01/31 1,652,815
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 09/01/31 1,650,306
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .500 09/01/34 4,483,070
2,360,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3 .750 05/01/54 2,361,045
1,740,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,741,366
6,000,000 Wisconsin State, General Obligation Bonds, Refunding
Forward Delivery Series 2025-2
5 .000 05/01/27 6,244,707
2,205,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/27 2,294,930
9,250,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 9,879,567
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/30 11,170,022
6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/32 7,575,602
TOTAL WISCONSIN 126,091,384
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 20,247,896
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .450 12/01/34 2,197,432
1,310,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 1,174,594
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .100 12/01/35 2,126,926
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .000 12/01/36 4,278,288
TOTAL WYOMING 30,025,136
TOTAL MUNICIPAL BONDS
(Cost $4,666,010,231) 4,598,356,078
TOTAL LONG-TERM INVESTMENTS
(Cost $4,666,010,231) 4,598,356,078
BORROWINGS - (0.1)% (g) (5,752,672)
OTHER ASSETS & LIABILITIES, NET -  2.9% 139,114,131
NET ASSETS - 100% $ 4,731,717,537
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $75,763,110 or 1.6% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
(g) Borrowings as a percentage of Total Investments is 0.1%.

Portfolio of Investments September 30, 2025
Short Term
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.1%
446647670 MUNICIPAL BONDS - 100.1% 446647670
ALABAMA - 4.9%
$ 4,225,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000% 12/01/49 $ 4,239,256
2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/27 2,069,938
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/27 505,748
300,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/27 311,103
1,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/28 1,053,840
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,030,901
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,673,912
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,046,903
2,985,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 2,991,163
630,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 639,831
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,572,066
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,540,253
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,294,891
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/28 314,290
1,580,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5 .000 01/01/28 1,631,117
TOTAL ALABAMA 21,915,212
ALASKA - 2.0%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 822,818
1,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/27 1,053,469
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5 .000 12/01/27 5,254,348
500,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5 .000 10/01/29 549,653
1,015,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/27 1,062,682
TOTAL ALASKA 8,742,970
ARIZONA - 3.7%
650,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 654,185
530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 541,255
2,420,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 2,461,461
1,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3 .750 03/01/39 1,002,525

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 640,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000% 07/01/26 $ 651,899
510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/27 533,174
370,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/28 396,334
7,550,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 7,654,946
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5 .000 07/01/28 1,249,206
385,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 412,108
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,095,677
TOTAL ARIZONA 16,652,770
CALIFORNIA - 2.7%
1,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E-1
5 .000 09/01/27 1,037,782
1,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,810,916
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 157,693
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5 .000 07/01/30 530,975
1,000,000 (c),(d) California Pollution Control Financing Authority, (AMT),
(Mandatory Put 10/15/25)
3 .850 11/01/42 999,949
260,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 259,821
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 2,148,075
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5 .000 05/15/29 2,152,706
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/29 1,078,859
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/26 2,034,032
TOTAL CALIFORNIA 12,210,808
COLORADO - 6.6%
655,000 (d) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 644,294
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,942
630,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 646,414
1,785,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,827,547
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 508,484
2,265,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 2,276,751

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 12,320,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000% 05/15/62 $ 12,546,539
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 2,333,653
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/25 2,005,110
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,598,117
2,055,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,149,789
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5 .000 12/01/26 297,329
100,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/25 100,343
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/27 531,119
TOTAL COLORADO 29,565,431
CONNECTICUT - 2.4%
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 05/15/28 637,722
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 11/15/28 661,125
550,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 554,010
2,000,000 (b) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 2,188,421
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/28 1,061,606
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/29 1,085,449
1,180,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5 .000 01/01/27 1,217,634
3,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5 .000 08/15/27 3,501,682
TOTAL CONNECTICUT 10,907,649
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .250 07/01/27 226,700
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .300 01/01/28 207,259
590,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .350 07/01/28 598,007
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .400 01/01/29 437,736
TOTAL DELAWARE 1,469,702
DISTRICT OF COLUMBIA - 2.0%
6,005,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/26 6,129,218
1,700,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/25 1,700,000
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/25 1,000,000
TOTAL DISTRICT OF COLUMBIA 8,829,218

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 3.9%
$ 1,735,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000% 07/01/57 $ 1,478,175
720,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .650 01/01/28 716,561
350,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .700 07/01/28 346,974
815,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .750 01/01/29 809,570
5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 5,577,124
1,035,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/25 1,035,000
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .000 10/01/26 2,652,750
2,545,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5 .000 11/15/52 2,605,662
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 1,114,031
350,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 375,415
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 400,515
150,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/29 164,655
TOTAL FLORIDA 17,276,432
GEORGIA - 3.1%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/28 1,702,034
1,235,000 (b) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/29 1,342,463
4,420,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 4,513,763
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,011,428
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,028,435
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,020,869
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/26 255,564
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/27 520,598
1,660,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/28 1,786,522
805,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5 .250 09/01/27 848,229
TOTAL GEORGIA 14,029,905
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/29 529,039
TOTAL GUAM 529,039
HAWAII - 0.8%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,210,870
25,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 24,774
1,000,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 1,098,520
TOTAL HAWAII 3,334,164

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .125% 07/01/28 $ 271,285
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .200 01/01/29 729,529
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .300 07/01/29 594,749
TOTAL IDAHO 1,595,563
ILLINOIS - 5.8%
425,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/25 422,363
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5 .000 01/01/27 4,108,084
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5 .000 01/01/26 1,005,080
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,071,745
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 547,769
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,192,818
825,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/25 827,262
1,000,000 Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/03/25)
4 .250 11/01/44 1,000,224
400,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
5 .000 10/01/25 400,000
565,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 590,574
200,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 200,384
200,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 200,934
1,980,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 2,028,946
870,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 910,138
940,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 982,528
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 1,063,320
1,055,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 1,137,172
2,280,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,363,554
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 520,868
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 556,402
1,010,000 (a) Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2005 - NPFG Insured, (ETM)
0 .000 11/01/25 1,007,347
1,085,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/26 1,094,871
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 736,386
TOTAL ILLINOIS 25,968,769

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.6%
$ 500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000% 07/15/26 $ 509,178
510,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/27 530,976
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 01/15/28 531,973
1,430,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5 .000 01/15/26 1,439,447
500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 493,435
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 1,078,968
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 709,504
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 416,872
1,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,017,727
500,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 513,486
TOTAL INDIANA 7,241,566
KANSAS - 1.1%
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 1,390,664
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 598,265
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 658,584
1,000,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5 .000 09/01/26 1,020,479
1,060,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/26 1,062,172
TOTAL KANSAS 4,730,164
KENTUCKY - 2.1%
775,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 791,353
560,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 589,532
1,115,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 1,116,994
455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 503,464
200,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 194,539
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5 .000 08/01/28 1,046,881
360,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 390,271
3,500,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,579,832
140,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 141,061

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,000,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700% 06/01/54 $ 1,010,868
TOTAL KENTUCKY 9,364,795
LOUISIANA - 2.1%
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,315,008
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/29 3,260,978
1,490,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 1,503,098
1,370,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 1,387,926
TOTAL LOUISIANA 9,467,010
MARYLAND - 0.2%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 1,034,904
TOTAL MARYLAND 1,034,904
MASSACHUSETTS - 2.5%
385,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 421,186
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 2,007,068
540,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 542,373
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .400 12/01/27 753,539
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,073,109
2,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/29 2,172,369
TOTAL MASSACHUSETTS 10,969,644
MICHIGAN - 2.2%
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 636,269
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2 .875 04/01/28 849,060
1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3 .350 12/01/28 1,946,191
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 3,382,915
3,065,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 3,049,253
TOTAL MICHIGAN 9,863,688
MINNESOTA - 3.4%
690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0 .000 02/01/26 682,971
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/28 1,197,295
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 912,125
420,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 420,451
1,060,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 1,119,985

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,315,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000% 11/15/25 $ 1,318,196
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien
Series 2016A
5 .000 01/01/26 1,006,117
2,015,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/26 2,025,644
275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .700 07/01/28 279,726
285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .800 01/01/29 290,795
265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .850 07/01/29 271,312
750,000 Moorhead, Minnesota, General Obligation Bonds,
Improvement Series 2022A
5 .000 02/01/26 756,052
250,000 Mountain Lake, Minnesota, General Obligation Bonds, Series
2021A
2 .000 12/15/25 249,340
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/26 426,780
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5 .000 01/01/26 502,654
2,030,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A
5 .000 05/01/27 2,056,686
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2 .000 09/01/26 93,119
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 181,739
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/26 300,823
1,225,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 1,214,655
TOTAL MINNESOTA 15,306,465
MISSISSIPPI - 0.6%
1,075,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/28 1,134,132
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,421,469
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 272,354
TOTAL MISSISSIPPI 2,827,955
MISSOURI - 2.3%
1,000,000 Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5 .000 07/01/45 1,025,145
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 148,235
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 926,471
2,595,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,613,949
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5 .000 02/15/26 250,905

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200% 11/01/26 $ 285,634
525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 528,389
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 302,955
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 513,975
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 630,619
1,170,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/26 1,187,544
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,655,661
TOTAL MISSOURI 10,069,482
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .200 06/01/29 371,200
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .250 12/01/29 377,283
TOTAL MONTANA 748,483
NEBRASKA - 0.9%
175,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Refunding Series 2020A
5 .000 11/15/25 175,395
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000 12/01/26 2,790,809
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,259,788
TOTAL NEBRASKA 4,225,992
NEVADA - 0.3%
1,360,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,420,396
TOTAL NEVADA 1,420,396
NEW HAMPSHIRE - 0.4%
1,190,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300 06/01/40 1,197,125
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3 .150 07/01/27 501,509
TOTAL NEW HAMPSHIRE 1,698,634
NEW JERSEY - 0.8%
515,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 519,607
600,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/25 601,447
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,298,667
1,185,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5 .000 06/15/26 1,204,401
TOTAL NEW JERSEY 3,624,122

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.2%
$ 775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5 .000% 08/01/28 $ 830,668
TOTAL NEW MEXICO 830,668
NEW YORK - 4.2%
500,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 538,862
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/27 1,049,017
1,300,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 1,333,851
2,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,766,724
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 1,053,990
1,875,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series 1
5 .000 08/01/26 1,914,149
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 1,435,116
1,200,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3 .600 11/01/64 1,212,999
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,059,450
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 1,088,918
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 2,964,463
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 2,118,888
TOTAL NEW YORK 18,536,427
NORTH CAROLINA - 2.0%
2,040,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3 .200 07/01/56 2,040,113
2,015,000 North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5 .000 02/01/51 2,029,028
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5 .000 03/01/28 2,123,732
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/26 1,005,333
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,749,115
TOTAL NORTH CAROLINA 8,947,321
NORTH DAKOTA - 0.5%
350,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 350,239
215,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/25 215,276
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/26 454,667
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/27 488,690

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000% 05/01/28 $ 500,993
TOTAL NORTH DAKOTA 2,009,865
OHIO - 2.1%
1,440,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/25 1,443,840
1,000,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,024,535
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 269,172
1,070,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5 .000 12/01/29 1,184,750
1,165,000 (d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,178,673
500,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 501,634
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 1,432,671
1,125,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,150,587
1,000,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5 .000 12/01/28 1,081,492
TOTAL OHIO 9,267,354
OKLAHOMA - 0.7%
1,475,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,562,762
750,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/27 779,877
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 265,183
605,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 616,936
TOTAL OKLAHOMA 3,224,758
OREGON - 1.8%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/28 1,068,977
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/29 1,640,232
300,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/25 300,000
1,005,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 959,952
4,050,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 4,119,168
TOTAL OREGON 8,088,329
PENNSYLVANIA - 2.0%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 1,608,452
1,685,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5 .000 03/01/28 1,790,471
1,000,000 (b) North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/28 1,065,249
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 1,247,562

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000% 12/01/25 $ 526,932
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/28 1,055,013
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,502,065
TOTAL PENNSYLVANIA 8,795,744
PUERTO RICO - 1.7%
1,240,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,248,922
352,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 332,974
384,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 340,082
68,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 55,718
4,339,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 4,492,402
860,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 920,367
TOTAL PUERTO RICO 7,390,465
SOUTH CAROLINA - 0.2%
1,000,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/28 1,075,597
TOTAL SOUTH CAROLINA 1,075,597
SOUTH DAKOTA - 0.1%
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 417,466
TOTAL SOUTH DAKOTA 417,466
TENNESSEE - 1.0%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 105,941
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,064,837
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 263,996
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/26 886,445
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,032,102
TOTAL TENNESSEE 4,353,321
TEXAS - 14.8%
1,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/25 1,002,493
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,305,996
645,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/26 650,455
400,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 413,069
4,715,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 5,058,169
545,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 547,610
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/26 559,818

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,560,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000% 02/15/29 $ 1,687,591
1,295,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 1,404,416
1,200,000 (b) Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/28 1,273,198
1,245,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 1,286,533
1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 1,101,995
1,585,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,641,797
1,420,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,469,571
600,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 662,768
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/27 1,034,183
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 1,059,805
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 1,082,126
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 517,092
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 529,071
2,055,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019A
5 .000 12/01/25 2,062,388
5,675,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 5,824,356
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 1,589,024
1,820,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 1,995,940
585,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 614,310
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,689,048
1,195,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,206,691
525,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5 .000 02/15/26 528,226
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,074,529
1,125,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/28 1,192,013
1,220,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/29 1,335,422
1,000,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/15/29 1,092,803
460,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 08/15/28 494,409
1,230,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5 .000 02/15/27 1,271,201
2,235,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2020
5 .000 02/15/26 2,255,241

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000% 12/01/64 $ 103,639
605,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 604,928
1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 1,257,480
2,735,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/29 2,993,754
1,905,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 1,964,801
1,330,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 1,408,908
315,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 313,160
1,055,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5 .000 02/01/27 1,090,554
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 1,622,337
555,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 559,809
1,020,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 1,102,400
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2 .950 07/01/28 544,522
565,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3 .000 01/01/29 564,708
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,183,702
TOTAL TEXAS 65,828,059
UTAH - 0.5%
500,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/29 543,938
1,405,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 1,521,738
TOTAL UTAH 2,065,676
VIRGIN ISLANDS - 0.6%
1,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/25 1,000,000
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,657,970
TOTAL VIRGIN ISLANDS 2,657,970
VIRGINIA - 1.4%
3,220,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 3,363,487
260,000 (b) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .650 01/01/28 259,157
265,000 (b) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .700 07/01/28 263,940
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .600 12/01/28 1,500,936
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3 .250 09/01/29 501,713

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 500,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000% 11/01/52 $ 500,295
TOTAL VIRGINIA 6,389,528
WASHINGTON - 4.0%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,527,774
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,599,998
5,485,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5 .000 08/01/49 5,510,161
770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 770,000
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,398,712
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 1,948,292
TOTAL WASHINGTON 17,754,937
WEST VIRGINIA - 0.3%
570,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 584,048
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 420,510
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 536,793
TOTAL WEST VIRGINIA 1,541,351
WISCONSIN - 2.5%
1,250,000 Kenosha, Wisconsin, General Obligation Promissory Notes
Series 2021B
1 .000 10/01/25 1,250,000
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
5 .000 01/01/26 402,042
300,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 292,773
325,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2020A
5 .000 06/01/26 329,642
1,590,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 1,594,563
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4 .500 03/15/27 1,309,899
1,000,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,036,920
1,360,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/27 1,364,198
435,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/25 435,000
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 457,436
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5 .000 07/01/26 253,656
460,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2 .250 07/01/26 450,168
2,030,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 2,168,164
TOTAL WISCONSIN 11,344,461

Portfolio of Investments September 30, 2025
(continued)
Short Term

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 0.1%
$ 500,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000% 06/01/26 $ 507,441
TOTAL WYOMING 507,441
TOTAL MUNICIPAL BONDS
(Cost $443,344,906) 446,647,670
TOTAL LONG-TERM INVESTMENTS
(Cost $443,344,906) 446,647,670
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (584,128)
NET ASSETS - 100% $ 446,063,542
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,874,072 or 1.1% of Total Investments.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 3,774,212,409 $ 8,026,408,079 $ 4,598,356,078 $ 446,647,670
Affiliated investments, at value
++
17,451,000 8,725,500 – –
Short-term investments, at value
◊
– 110,029,747 – –
Cash 52,799,366 16,020,323 7,972,387 884,986
Receivables:
Interest 48,320,830 93,621,748 51,428,193 5,363,385
Investments sold 34,479,938 71,823,537 77,126,532 2,656,556
Reimbursement from Adviser 4,126 2,063 – 26,825
Shares sold 3,135,800 7,177,601 3,386,961 4,006,810
Sale of Vistra Vision interest
#
(1)
25,686,386 95,196,271 100,479,320 791,146
Other 358,207 506,156 355,014 78,977
Total assets 3,956,448,062 8,429,511,025 4,839,104,485 460,456,355
LIABILITIES
Borrowings 13,130,119 8,086,737 5,752,672 –
Floating rate obligations 122,385,000 – – –
Payables:
Management fees 1,219,906 2,563,556 1,349,589 142,076
Dividends 2,046,130 5,418,333 1,905,636 167,637
Interest 2,135,523 25,498 17,697 1,475
Investments purchased - regular settlement 28,027,540 17,157,489 10,761,100 2,152,220
Investments purchased - when-issued/delayed-delivery settlement 51,722,919 137,180,199 77,492,234 9,668,639
Shares redeemed 9,542,258 14,456,475 6,005,372 2,040,166
Vistra Vision sale transactions costs
(1)
624,441 2,314,239 2,442,671 19,233
Accrued expenses:
Custodian fees 269,655 392,226 312,199 48,204
Directors/Trustees fees 321,116 489,478 342,743 35,039
Professional fees 34,121 27,318 27,221 19,777
Shareholder reporting expenses 71,713 96,997 120,614 27,548
Shareholder servicing agent fees 317,843 718,433 706,115 32,005
12b-1 distribution and service fees 359,948 136,919 141,601 35,723
Other 8,445 12,366 9,484 3,071
Total liabilities 232,216,677 189,076,263 107,386,948 14,392,813
Commitments and contingencies
(2)
Net assets $ 3,724,231,385 $ 8,240,434,762 $ 4,731,717,537 $ 446,063,542
NET ASSETS CONSIST OF:
Paid-in capital $ 4,809,194,180 $ 8,628,410,328 $ 4,876,054,082 $ 460,144,918
Total distributable earnings (loss) (1,084,962,795) (387,975,566) (144,336,545) (14,081,376)
Net assets $ 3,724,231,385 $ 8,240,434,762 $ 4,731,717,537 $ 446,063,542
†
   Long-term investments, cost $ 3,781,557,444 $ 8,255,621,480 $ 4,666,010,231 $ 443,344,906
++
   Affiliated investments, cost $ 17,677,750 $ 8,602,500 $ — $ —
◊
   Short-term investments, cost $ — $ 110,030,000 $ — $ —
#
   Net of discount of $ 1,132,612 $ 4,197,574 $ 4,430,523 $ 34,884
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 1,750,194,448 $ 706,636,764 $ 771,856,442 $ 196,316,725
Shares outstanding 176,368,444 79,967,872 70,090,792 19,868,913
Net asset value ("NAV") per share $ 9.92 $ 8.84 $ 11.01 $ 9.88
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.35 $ 9.11 $ 11.29 $ 10.13
CLASS C:
Net assets $ 88,955,282 $ 25,938,297 $ 16,853,760 $ 5,152,700
Shares outstanding 8,965,875 2,933,619 1,537,134 523,391
NAV and offering price per share $ 9.92 $ 8.84 $ 10.96 $ 9.84
CLASS R6:
Net assets $ 127,128,097 $ — $ — $ —
Shares outstanding 12,749,592 — — —
NAV and offering price per share $ 9.97 $ — $ — $ —
CLASS I:
Net assets $ 1,757,953,558 $ 7,507,859,701 $ 3,943,007,335 $ 244,594,117
Shares outstanding 176,428,500 846,933,988 359,554,962 24,714,061
NAV and offering price per share $ 9.96 $ 8.86 $ 10.97 $ 9.90
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2025 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends from affiliated investments $ 339,990 $ 126,573 $ — $ —
Interest 93,154,651 151,414,711 76,465,262 7,228,800
Total investment income 93,494,641 151,541,284 76,465,262 7,228,800
EXPENSES
– – – –
Management fees 7,508,169 15,128,755 8,131,318 833,832
12b-1 service fees - Class A 1,760,484 704,346 778,718 188,804
12b-1 distribution and service fees - Class C 470,838 134,051 89,288 26,964
Shareholder servicing agent fees - Class A 319,056 130,208 237,978 27,865
Shareholder servicing agent fees - Class C 17,081 4,955 5,456 797
Shareholder servicing agent fees - Class R6 3,371 — — —
Shareholder servicing agent fees - Class I 320,251 1,331,318 1,185,861 33,965
Interest expense 2,594,389 101,100 106,018 43,204
Directors/Trustees fees 69,025 147,640 29,661 7,840
Custodian expenses, net 176,837 265,718 201,095 31,633
Registration fees 76,945 85,857 58,937 38,914
Professional fees 23,789 15,978 49,692 26,849
Shareholder reporting expenses 62,200 86,812 95,217 21,946
Other 22,697 31,630 24,181 3,608
Total expenses before fee waiver/expense reimbursement 13,425,132 18,168,368 10,993,420 1,286,221
Fee waiver/expense reimbursement — — — (167,665)
Net expenses 13,425,132 18,168,368 10,993,420 1,118,556
Net investment income (loss) 80,069,509 133,372,916 65,471,842 6,110,244
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (15,688,464) (5,879,665) 2,704,050 104,313
Futures contracts 665,499 — — —
Net realized gain (loss) (15,022,965) (5,879,665) 2,704,050 104,313
Change in unrealized appreciation (depreciation) on:
Investments (3,315,079) 106,598,193 63,292,310 2,109,338
Affiliated investments 74,410 154,973 — —
Net change in unrealized appreciation (depreciation) (3,240,669) 106,753,166 63,292,310 2,109,338
Net realized and unrealized gain (loss) (18,263,634) 100,873,501 65,996,360 2,213,651
Net increase (decrease) in net assets from operations $ 61,805,875 $ 234,246,417 $ 131,468,202 $ 8,323,895

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 80,069,509 $ 170,457,795 $ 133,372,916 $ 243,470,963
Net realized gain (loss) (15,022,965) 1,366,546 (5,879,665) 49,642,861
Net change in unrealized appreciation (depreciation) (3,240,669) (98,508,707) 106,753,166 (157,916,947)
Net increase (decrease) in net assets from operations 61,805,875 73,315,634 234,246,417 135,196,877
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (37,475,538) (76,635,222) (11,148,466) (22,409,276)
Class C (1,628,867) (3,714,821) (313,341) (678,338)
Class R6 (2,888,249) (5,490,382) — —
Class I (39,615,409) (80,835,437) (121,017,944) (219,001,552)
Total distributions (81,608,063) (166,675,862) (132,479,751) (242,089,166)
FUND SHARE TRANSACTIONS
Subscriptions 505,199,137 797,338,410 1,822,044,367 1,992,487,176
Reinvestments of distributions 69,160,721 140,824,897 102,316,049 187,632,826
Redemptions (736,790,336) (1,288,486,105) (1,448,085,194) (1,825,307,273)
Net increase (decrease) from Fund share transactions (162,430,478) (350,322,798) 476,275,222 354,812,729
Net increase (decrease) in net assets (182,232,666) (443,683,026) 578,041,888 247,920,440
Net assets at the beginning of period 3,906,464,051 4,350,147,077 7,662,392,874 7,414,472,434
Net assets at the end of period $ 3,724,231,385 $ 3,906,464,051 $ 8,240,434,762 $ 7,662,392,874

See Notes to Financial Statements

Limited Term Short Term
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 65,471,842 $ 133,405,880 $ 6,110,244 $ 12,410,509
Net realized gain (loss) 2,704,050 64,598,345 104,313 589,338
Net change in unrealized appreciation (depreciation) 63,292,310 (99,978,823) 2,109,338 1,462,162
Net increase (decrease) in net assets from operations 131,468,202 98,025,402 8,323,895 14,462,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,700,712) (21,888,542) (2,811,759) (5,217,884)
Class C (172,421) (429,893) (57,594) (129,875)
Class I (56,733,397) (116,835,869) (3,631,854) (7,152,465)
Total distributions (67,606,530) (139,154,304) (6,501,207) (12,500,224)
FUND SHARE TRANSACTIONS
Subscriptions 532,762,434 1,109,047,713 111,774,723 148,665,351
Reinvestments of distributions 55,655,763 112,696,325 5,454,067 10,056,647
Redemptions (645,454,436) (1,685,090,763) (85,457,102) (244,382,912)
Net increase (decrease) from Fund share transactions (57,036,239) (463,346,725) 31,771,688 (85,660,914)
Net increase (decrease) in net assets 6,825,433 (504,475,627) 33,594,376 (83,699,129)
Net assets at the beginning of period 4,724,892,104 5,229,367,731 412,469,166 496,168,295
Net assets at the end of period $ 4,731,717,537 $ 4,724,892,104 $ 446,063,542 $ 412,469,166

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
9/30/25
(d)
$ 9.96 $ 0.21 $ (0.04) $ 0.17 $ (0.21) $ — $ (0.21) $ 9.92
3/31/25
10.20 0.41 (0.25) 0.16 (0.40) — (0.40) 9.96
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
Class
C
9/30/25
(d)
9.96 0.17 (0.04) 0.13 (0.17) — (0.17) 9.92
3/31/25
10.20 0.32 (0.24) 0.08 (0.32) — (0.32) 9.96
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
Class
R6
9/30/25
(d)
10.01 0.22 (0.04) 0.18 (0.22) — (0.22) 9.97
3/31/25
10.25 0.43 (0.24) 0.19 (0.43) — (0.43) 10.01
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
Class
I
9/30/25
(d)
10.01 0.22 (0.05) 0.17 (0.22) — (0.22) 9.96
3/31/25
10.24 0.43 (0.24) 0.19 (0.42) — (0.42) 10.01
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1.74% $ 1,750,194 0.80%
(e)
0.66%
(e)
4.19%
(e)
28%
1.53 1,836,003 0.82 0.66 3.99 33
4.47 2,057,942 0.76 0.67 3.81 59
(5.48) 2,207,643 0.82 0.66 3.50 47
(5.76) 3,012,154 0.70 0.64 2.80 27
8.51 3,154,428 0.69 0.66 2.98 19
1.34 88,955 1.60
(e)
1.46
(e)
3.39
(e)
28
0.74 101,990 1.62 1.46 3.19 33
3.68 138,312 1.56 1.47 3.00 59
(6.26) 184,011 1.62 1.46 2.70 47
(6.54) 265,767 1.50 1.44 2.00 27
7.73 293,333 1.49 1.46 2.18 19
1.88 127,128 0.57
(e)
0.43
(e)
4.42
(e)
28
1.82 131,342 0.59 0.43 4.23 33
4.71 137,329 0.53 0.44 4.04 59
(5.30) 142,935 0.58 0.42 3.74 47
(5.58) 159,516 0.47 0.41 3.04 27
8.79 114,355 0.45 0.42 3.19 19
1.76 1,757,954 0.60
(e)
0.46
(e)
4.39
(e)
28
1.86 1,837,129 0.62 0.46 4.20 33
4.60 2,016,564 0.56 0.47 4.00 59
(5.23) 2,264,482 0.62 0.46 3.69 47
(5.55) 4,249,974 0.50 0.44 3.00 27
8.69 4,281,209 0.49 0.45 3.17 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
9/30/25
(e)
$ 8.73 $ 0.14 $ 0.11 $ 0.25 $ (0.14) $ — $ (0.14) $ 8.84
3/31/25
8.85 0.27 (0.12) 0.15 (0.27) — (0.27) 8.73
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
Class
C
9/30/25
(e)
8.74 0.10 0.10 0.20 (0.10) — (0.10) 8.84
3/31/25
8.85 0.20 (0.12) 0.08 (0.19) — (0.19) 8.74
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
Class
I
9/30/25
(e)
8.76 0.15 0.10 0.25 (0.15) — (0.15) 8.86
3/31/25
8.88 0.29 (0.13) 0.16 (0.28) — (0.28) 8.76
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2 .88% $ 706,637 0 .64%
(f)
0 .64%
(f)
3 .19%
(f)
14%
1 .65 719,633 0 .64 0 .63 3 .01 27
3 .70 765,602 0 .65 0 .65 2 .82 24
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .33 25,938 1 .44
(f)
1 .44
(f)
2 .39
(f)
14
0 .94 27,985 1 .45 1 .44 2 .21 27
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
2 .86 7,507,860 0 .44
(f)
0 .44
(f)
3 .39
(f)
14
1 .85 6,914,775 0 .44 0 .43 3 .21 27
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
9/30/25
(d)
$ 10.86 $ 0.14 $ 0.16 $ 0.30 $ (0.15) $ — $ — $ (0.15) $ 11.01
3/31/25
10.95 0.27 (0.08) 0.19 (0.28) — — (0.28) 10.86
3/31/24
10.87 0.24 0.07 0.31 (0.23) — — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
Class
C
9/30/25
(d)
10.81 0.10 0.16 0.26 (0.11) — — (0.11) 10.96
3/31/25
10.91 0.18 (0.09) 0.09 (0.19) — — (0.19) 10.81
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
Class
I
9/30/25
(d)
10.82 0.15 0.16 0.31 (0.16) — — (0.16) 10.97
3/31/25
10.91 0.29 (0.08) 0.21 (0.30) — — (0.30) 10.82
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .78% $ 771,856 0 .63%
(e)
0 .63%
(e)
2 .64%
(e)
17%
1 .74 790,406 0 .63 0 .62 2 .45 27
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
2 .37 16,854 1 .43
(e)
1 .43
(e)
1 .84
(e)
17
0 .86 18,998 1 .43 1 .42 1 .64 27
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
2 .88 3,943,007 0 .43
(e)
0 .43
(e)
2 .84
(e)
17
1 .96 3,915,488 0 .43 0 .42 2 .65 27
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
9/30/25
(e)
$ 9.84 $ 0.14 $ 0.05 $ 0.19 $ (0.15) $ — $ (0.15) $ 9.88
3/31/25
9.80 0.27 0.05 0.32 (0.28) — (0.28) 9.84
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
Class
C
9/30/25
(e)
9.80 0.10 0.05 0.15 (0.11) — (0.11) 9.84
3/31/25
9.76 0.19 0.05 0.24 (0.20) — (0.20) 9.80
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — )
(g)
(0.36) (0.36) ( — )
(g)
— — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
Class
I
9/30/25
(e)
9.85 0.15 0.06 0.21 (0.16) — (0.16) 9.90
3/31/25
9.81 0.29 0.05 0.34 (0.30) — (0.30) 9.85
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
1 .91% $ 196,317 0 .70%
(f)
0 .68%
(f)
0 .63%
(f)
0 .61%
(f)
2 .78%
(f)
22%
3 .28 185,521 0 .71 0 .68 0 .63 0 .60 2 .79 29
2 .36 205,142 0 .72 0 .71 0 .72 0 .71 2 .27 41
0 .77 281,531 0 .69 0 .69 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 0 .68 0 .68 1 .08 38
1 .49 5,153 1 .50
(f)
1 .48
(f)
1 .43
(f)
1 .41
(f)
1 .98
(f)
22
2 .45 5,273 1 .51 1 .48 1 .43 1 .40 1 .99 29
1 .43 8,102 1 .52 1 .51 1 .52 1 .51 1 .46 41
0 .00
(g)
13,160 1 .49 1 .49 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 1 .48 1 .48 0 .29 38
2 .11 244,594 0 .50
(f)
0 .48
(f)
0 .43
(f)
0 .41
(f)
2 .98
(f)
22
3 .48 221,675 0 .51 0 .48 0 .43 0 .40 2 .99 29
2 .44 282,925 0 .52 0 .51 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 0 .48 0 .48 1 .28 38

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc.
is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen
Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of
Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period : The end of the reporting period for the Funds is September 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 17,451,000 $ – $ – $ 17,451,000
Municipal Bonds – 3,774,211,895 482 3,774,212,377
Variable Rate Senior Loan Interests – – 32 32
Total $ 17,451,000 $ 3,774,211,895 $ 514 $ 3,791,663,409
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,725,500 $ – $ – $ 8,725,500
Mortgage-Backed Securities – 40,170,891 – 40,170,891
Municipal Bonds – 7,984,295,569 – 7,984,295,569
Variable Rate Senior Loan Interests – – 1,941,619 1,941,619
Short-Term Investments:
Municipal Bonds – 110,029,747 – 110,029,747
Total $ 8,725,500 $ 8,134,496,207 $ 1,941,619 $ 8,145,163,326
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,598,356,078 $ – $ 4,598,356,078
Total $ – $ 4,598,356,078 $ – $ 4,598,356,078
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 446,647,670 $ – $ 446,647,670
Total $ – $ 446,647,670 $ – $ 446,647,670

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and
Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 122,385,000 $ — $ 122,385,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 167,069,315 2.96%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 122,385,000 $ — $ 122,385,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 1,040,475,113 $ 49,677,088 $ 1,148,983,995 $ 50,000,000
Intermediate Duration
1,507,654,363 4,418,440 1,058,857,820 65,191
Limited Term
754,733,936 — 818,890,681 —
Short Term
131,559,609 — 94,466,296 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
All-American $–**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the current fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Futures contracts Interest rate $ 665,499 $ –

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/25
Year Ended
3/31/25
All-American Shares Value Shares Value
Subscriptions:
Class A 14,210,707 $138,955,177 27,065,412 $275,543,562
Class A - automatic conversion of Class C 18,395 180,258 22,648 231,220
Class C 494,732 4,833,315 1,064,843 10,849,623
Class R6 2,779,764 27,323,775 4,467,976 45,570,171
Class I 33,948,124 333,906,612 45,536,377 465,143,834
Total subscriptions 51,451,722 505,199,137 78,157,256 797,338,410
Reinvestments of distributions:
Class A 3,364,206 32,945,838 6,634,435 67,369,635
Class C 156,335 1,531,014 339,725 3,449,481
Class R6 191,510 1,885,000 349,075 3,561,863
Class I 3,335,637 32,798,869 6,516,561 66,443,918
Total reinvestments of distributions 7,047,688 69,160,721 13,839,796 140,824,897
Redemptions:
Class A (25,472,462) (249,192,619) (51,321,621) (521,779,549)
Class C (1,903,413) (18,612,201) (4,710,751) (47,899,211)
Class C - automatic conversion to Class A (18,401) (180,258) (22,651) (231,220)
Class R6 (3,337,215) (32,786,893) (5,098,971) (52,021,380)
Class I (44,438,118) (436,018,365) (65,387,885) (666,554,745)
Total redemptions (75,169,609) (736,790,336) (126,541,879) (1,288,486,105)
Net increase (decrease) (16,670,199) $(162,430,478) (34,544,827) $(350,322,798)
Six Months Ended
9/30/25
Year Ended
3/31/25
Intermediate Duration Shares Value Shares Value
Subscriptions:
Class A 8,794,408 $76,433,647 13,669,407 $120,899,844
Class A - automatic conversion of Class C 435 3,784 4,223 37,298
Class C 259,144 2,252,757 588,891 5,228,313
Class I 200,592,232 1,743,354,179 210,209,139 1,866,321,721
Total subscriptions 209,646,219 1,822,044,367 224,471,660 1,992,487,176
Reinvestments of distributions:
Class A 1,103,042 9,601,223 2,169,785 19,177,870
Class C 33,363 290,491 70,805 626,096
Class I 10,585,160 92,424,335 18,928,356 167,828,860
Total reinvestments of distributions 11,721,565 102,316,049 21,168,946 187,632,826
Redemptions:
Class A (12,346,755) (107,129,097) (19,917,630) (176,151,754)
Class C (561,965) (4,883,781) (1,385,606) (12,272,296)
Class C - automatic conversion to Class A (435) (3,784) (4,219) (37,298)
Class I (153,669,386) (1,336,068,532) (184,597,812) (1,636,845,925)
Total redemptions (166,578,541) (1,448,085,194) (205,905,267) (1,825,307,273)
Net increase (decrease) 54,789,243 $476,275,222 39,735,339 $354,812,729

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
9/30/25
Year Ended
3/31/25
Limited Term Shares Value Shares Value
Subscriptions:
Class A 3,304,179 $35,900,403 7,166,218 $78,488,579
Class A - automatic conversion of Class C 725 7,862 12,635 138,977
Class C 43,045 468,474 134,396 1,462,823
Class I 45,845,408 496,385,695 94,351,024 1,028,957,334
Total subscriptions 49,193,357 532,762,434 101,664,273 1,109,047,713
Reinvestments of distributions:
Class A 830,879 9,052,983 1,707,797 18,689,391
Class C 15,468 167,787 38,121 415,361
Class I 4,278,295 46,434,993 8,588,672 93,591,573
Total reinvestments of distributions 5,124,642 55,655,763 10,334,590 112,696,325
Redemptions:
Class A (6,808,790) (74,069,044) (20,853,814) (228,249,071)
Class C (277,356) (3,006,419) (1,254,630) (13,689,773)
Class C - automatic conversion to Class A (728) (7,862) (12,689) (138,977)
Class I (52,574,667) (568,371,111) (132,399,838) (1,443,012,942)
Total redemptions (59,661,541) (645,454,436) (154,520,971) (1,685,090,763)
Net increase (decrease) (5,343,542) $(57,036,239) (42,522,108) $(463,346,725)
Six Months Ended
9/30/25
Year Ended
3/31/25
Short Term Shares Value Shares Value
Subscriptions:
Class A 3,488,382 $34,338,975 5,116,424 $50,356,150
Class C 142,605 1,395,912 174,234 1,705,425
Class I 7,705,116 76,039,836 9,820,001 96,603,776
Total subscriptions 11,336,103 111,774,723 15,110,659 148,665,351
Reinvestments of distributions:
Class A 253,775 2,500,119 463,905 4,561,207
Class C 5,217 51,186 11,613 113,723
Class I 294,168 2,902,762 546,577 5,381,717
Total reinvestments of distributions 553,160 5,454,067 1,022,095 10,056,647
Redemptions:
Class A (2,729,616) (26,852,021) (7,664,895) (75,334,245)
Class C (162,401) (1,593,395) (478,065) (4,680,899)
Class I (5,781,753) (57,011,686) (16,709,914) (164,367,768)
Total redemptions (8,673,770) (85,457,102) (24,852,874) (244,382,912)
Net increase (decrease) 3,215,493 $31,771,688 (8,720,120) $(85,660,914)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 3,670,839,820 $ 96,903,866 $ (98,465,298) $ (1,561,432)
Intermediate Duration
8,364,723,566 116,664,025 (336,224,265) (219,560,240)
Limited Term
4,663,519,008 56,276,835 (121,439,765) (65,162,930)
Short Term
443,371,518 3,908,785 (632,633) 3,276,152
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 20,998,360 $ 841,130 $ — $ 751,346 $ (1,073,867,302) $ — $ (13,884,140) $ (1,065,160,606)
Intermediate
Duration
30,763,855 2,073,818 — (327,893,317) (173,863,747) — (20,822,840) (489,742,231)
Limited Term
23,824,107 2,078,471 — (128,399,615) (94,190,323) — (11,510,857) (208,198,217)
Short Term
2,380,903 14,802 — 1,159,384 (18,374,352) — (1,084,801) (15,904,064)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2025 through March 31, 2025 and paid on April 1, 2025.
Fund Short-Term Long-Term Total
All-American
1
$ 534,814,943 $ 539,052,359 $ 1,073,867,302
Intermediate Duration 135,477,649 38,386,098 173,863,747
Limited Term 92,243,546 1,946,777 94,190,323
Short Term 2,491,880 15,882,472 18,374,352
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion 0.1875 0.1875 0.1375 0.1375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2027, may be terminated or modified prior to the date only with the approval of the Board.
Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0.1564%
Intermediate Duration
0.1564
Limited Term
0.1564
Short Term
0.1564
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2027 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ — $ — $ —
Intermediate Duration
— — —
Limited Term
2,178,176 — —
Short Term
— 3,332,922 (206)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 851,983 $ 831,849
Intermediate Duration
342,028 335,527
Limited Term
78,539 74,148
Short Term
48,908 47,109
Fund
Commission
Advances
All-American
$ 725,147
Intermediate Duration
326,057
Limited Term
60,870
Short Term
42,699
Fund
12b-1 Fees
Retained
All-American
$ 31,352
Intermediate Duration
12,539
Limited Term
3,206
Short Term
2,704
Fund
CDSC
Retained
All-American
$ 99,540
Intermediate Duration
17,838
Limited Term
179
Short Term
—

Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787.
Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the fiscal period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
9/30/25
Value at
9/30/25
Dividend
Income
All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF $17,376,590 $– $– $– $74,410 700,000 $17,451,000 $339,990
Total $17,376,590 $– $– $– $74,410 700,000 $17,451,000 $339,990
Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF $1,861,777 $6,708,750 $– $– $154,973 350,000 $8,725,500 $126,573
Total $1,861,777 $6,708,750 $– $– $154,973 350,000 $8,725,500 $126,573
Fund
Maximum
Outstanding
Balance
All-American
$ 15,100,000
Intermediate Duration
13,600,000
Limited Term
32,600,000
Short Term
13,404,626

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
23 $ 8,570,875 5.52%
Intermediate Duration
3 8,862,246 5.45
Limited Term
7 8,661,565 5.50
Short Term
16 6,944,039 5.53

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by the Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Fund does not pay any remuneration to its officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen All-American Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

Nuveen Short Term Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees of Nuveen Municipal Trust (“Municipal Trust”) and the Board of Directors of Nuveen Investment Funds, Inc. (“NIF”) (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable series of Municipal Trust and NIF, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen All-American Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and matched the performance of its benchmark for the five-year period ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Limited Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund outperformed its benchmark for the five-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the third quartile for the three-year period and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Short Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

4

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen All-American Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were also below the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s contractual management fee rate was above the Expense Group median, the Fund’s actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate was below the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were each slightly above (approximately 5 basis points or within 5 basis points) the Expense Universe median.

•

For Nuveen Limited Term Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each slightly above (within 5 basis points) the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Short Term Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Group. In addition, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Group median, the Fund’s contractual management fee rate matched the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were also above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median. The Board also considered, among other things, that the temporary expense cap which was implemented effective May 1, 2024 was not fully reflected in the Fund’s expenses for its fiscal year which ends as of March 31st, and the Adviser agreed to extend such temporary expense cap for the Fund to July 31, 2027.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

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D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: December 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)